As filed with the Securities and Exchange Commission on November 30, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21895

Underlying Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615-3052
(Address of principal executive offices) (Zip code)

Mr. David Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615-3052
(Name and address of agent for service)

1-919-846-2324
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

Underlying Funds Trust
The Arbitrage-1 Portfolio
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 3.4%
Metals and Mining - 2.1%
Vale Capital II	6,000	$413,700
Pharmaceuticals - 1.3%
Schering-Plough Corp.	1,000	242,700
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $510,510)		$656,400

	Principal
	Amount
CONVERTIBLE BONDS - 95.1%
Automobiles - 1.7%
Ford Motor Co.
4.250%, 12/15/2036	$325,000	329,469
Biotechnology - 3.3%
Incyte Corp. Ltd.
4.750%, 10/01/2015 (Acquired 9/24/2009 and 9/25/2009, Cost $313,524) (a)	300,000	318,375
PDL BioPharma, Inc.
2.000%, 02/15/2012	330,000	315,150
Total Biotechnology		633,525

Capital Markets - 5.5%
Affiliated Managers Group, Inc.
3.950%, 08/15/2038 (Acquired 7/31/2008, Cost $962,525) (a)	1,000,000	938,750
Janus Capital Group, Inc.
3.250%, 07/15/2014	100,000	125,375
Total Capital Markets		1,064,125

Commercial Services & Supplies - 1.4%
Covanta Holding Corp.
3.250%, 06/01/2014 (Acquired 5/19/2009, Cost $250,000) (a)	250,000	276,250
Communications Equipment - 4.8%
Ciena Corp.
0.250%, 05/01/2013	750,000	599,062
CommScope, Inc.
3.250%, 07/01/2015	250,000	323,125
Total Communications Equipment		922,187

Computers & Peripherals - 4.6%
EMC Corp/Massachusetts
1.750%, 12/01/2013	500,000	615,625
Maxtor Corp.
2.375%, 08/15/2012	250,000	269,375
Total Computers & Peripherals		885,000

Consumer Finance - 3.6%
Cash America International, Inc.
5.250%, 05/15/2029 (Acquired 5/14/2009 and 5/20/2009, Cost $509,625) (a)	500,000	696,875
Electrical Equipment - 2.0%
Suntech Power Holdings Co. Ltd.
3.000%, 03/15/2013	500,000	392,500
Electronic Equipment, Instruments & Components - 1.1%
Anixter International, Inc.
1.000%, 02/15/2013	245,000	219,581
Food Products - 2.4%
Smithfield Foods, Inc.
4.000%, 06/30/2013	500,000	461,250
Health Care Equipment & Supplies - 6.8%
DexCom, Inc.
4.750%, 03/15/2027	500,000	551,875
Inverness Medical Innovations, Inc.
3.000%, 05/15/2016	200,000	214,250
NuVasive, Inc.
2.250%, 03/15/2013 (Acquired 3/13/2009, Cost $447,824) (a)	500,000	545,000
Total Health Care Equipment & Supplies		1,311,125

Health Care Providers & Services - 2.1%
Chemed Corp.
1.875%, 05/15/2014	500,000	411,250
Hotels, Restaurants & Leisure - 5.9%
Gaylord Entertainment Co.
3.750%, 10/01/2014 (Acquired 9/24/2009, Cost $100,015) (a)	100,000	100,500
International Game Technology
3.250%, 05/01/2014 (Acquired 5/5/2009, Cost $250,013) (a)	250,000	327,813
Morgans Hotel Group Co.
2.375%, 10/15/2014 (Acquired 7/25/2008 and 6/5/2009, Cost $884,618) (a)	1,150,000	711,562
Total Hotels, Restaurants & Leisure		1,139,875

Household Durables - 1.5%
DR Horton, Inc.
2.000%, 05/15/2014	250,000	285,625
Insurance - 1.2%
American Equity Investment Life Holding Co.
5.250%, 12/06/2024	250,000	231,250
Internet Software & Services - 2.2%
SAVVIS, Inc.
3.000%, 05/15/2012	500,000	432,500
IT Services - 1.0%
Alliance Data Systems Corp.
1.750%, 08/01/2013	200,000	192,500
Leisure Equipment & Products - 1.2%
Smith & Wesson Holding Corp.
4.000%, 12/15/2026	250,000	232,813
Life Sciences Tools & Services - 3.7%
Kendle International, Inc.
3.375%, 07/15/2012	800,000	706,000
Media - 2.6%
Regal Entertainment Group
6.250%, 03/15/2011 (Acquired 4/6/2009, Cost $489,522) (a)	500,000	496,875
Metals & Mining - 7.2%
Allegheny Technologies, Inc.
4.250%, 06/01/2014	250,000	296,875
Steel Dynamics, Inc.
5.125%, 06/15/2014	250,000	295,000
United States Steel Corp.
4.000%, 05/15/2014	500,000	795,000
Total Metals & Mining		1,386,875

Multiline Retail - 4.6%
Saks, Inc.
7.500%, 12/01/2013 (Acquired 5/21/2009 and 5/27/2009, Cost $603,802) (a)	600,000	890,250
Pharmaceuticals - 3.2%
Biovail Corp.
5.375%, 08/01/2014 (Acquired 9/25/2009, Cost $612,758) (a)	500,000	620,625
Semiconductors & Semiconductor Equipment - 15.1%
Advanced Micro Devices, Inc.
5.750%, 08/15/2012	1,000,000	838,750
Diodes, Inc.
2.250%, 10/01/2026	500,000	476,250
ON Semiconductor Corp.
2.625%, 12/15/2026	500,000	537,500
PMC - Sierra, Inc.
2.250%, 10/15/2025	750,000	950,625
Verigy Ltd.
5.250%, 07/15/2014 (Acquired 7/10/2009, Cost $100,000) (a)	100,000	112,250
Total Semiconductors & Semiconductor Equipment		2,915,375

Software - 1.5%
Sybase, Inc.
3.500%, 08/15/2029 (Acquired 7/30/2009, Cost $263,347) (a)	250,000	278,438
Specialty Retail - 1.4%
Penske Auto Group, Inc.
3.500%, 04/01/2026	250,000	263,125
Textiles, Apparel & Luxury Goods - 2.3%
Iconix Brand Group, Inc.
1.875%, 06/30/2012	500,000	436,250
Wireless Telecommunication Services - 1.2%
SBA Communications Corp.
1.875%, 05/01/2013 (Acquired 6/17/2009, Cost $201,343) (a)	250,000	230,937

TOTAL CONVERTIBLE BONDS (Cost $16,654,370)		$18,342,450

Total Investments (Cost $17,164,880) - 98.5%		$18,998,850

REPURCHASE AGREEMENTS - 0.1%
J.P. Morgan
0.010%, dated 09/30/2009, due 10/01/2009
repurchase price $20,032 (b)	20,032	20,032
TOTAL REPURCHASE AGREEMENTS (Cost $20,032)		$20,032

Other Assets in Excess of Liabilities - 1.4%		265,606
TOTAL NET ASSETS - 100.0%		$19,284,488

Footnotes

Percentages are stated as a percent of net assets.

(a) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2009, the market value of these securities total $6,544,500, which represents 33.9% of total net assets.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed
U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:
Cost of investments	$18,523,871
Gross unrealized appreciation	2,278,964
Gross unrealized depreciation	(1,783,953)
Net unrealized appreciation	$495,011

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
The Arbitrage-1 Portfolio
Schedule of Securities Sold Short
September 30, 2009 (Unaudited)

	Shares	Value
Advanced Micro Devices, Inc.	10,000	$56,600
Affiliated Managers Group, Inc.	4,000	260,040
Allegheny Technologies, Inc.	2,000	69,980
Biovail Corp.	18,400	283,912
Cash America International, Inc.	10,000	301,600
Chemed Corp.	3,000	131,670
Ciena Corp.	8,000	130,240
CommScope, Inc.	6,400	191,552
Covanta Holding Corp.	9,500	161,500
DexCom, Inc.	51,300	406,809
Diodes, Inc.	1,500	27,135
DR Horton, Inc.	11,500	131,215
EMC Corp/Massachusetts	15,000	255,600
Ford Motor Co.	7,700	55,517
Iconix Brand Group, Inc.	10,050	125,324
International Game Technology	8,500	182,580
Inverness Medical Innovations, Inc.	2,950	114,253
Kendle International, Inc.	2,700	45,144
Merck & Co., Inc./NJ	5,120	161,946
Morgans Hotel Group Co.	10,000	54,200
NuVasive, Inc.	15,000	626,400
ON Semiconductor Corp.	31,000	255,750
Penske Auto Group, Inc.	5,000	95,900
PMC - Sierra, Inc.	55,500	530,580
Saks, Inc.	54,000	368,280
SAVVIS, Inc.	600	9,492
Seagate Technology	4,500	68,445
Smith & Wesson Holding Corp.	6,000	31,380
Smithfield Foods, Inc.	17,400	240,120
Steel Dynamics, Inc.	10,700	164,138
Suntech Power Holdings Co. Ltd. - ADR	9,100	138,320
Sybase, Inc.	2,100	81,690
Take-Two Interactive Software, Inc.	6,100	68,381
United States Steel Corp.	15,000	665,550
Vale SA - ADR	18,000	416,340
Total Securities Sold Short (Proceeds $6,254,982)		$6,907,583

ADR American Depository Receipt

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Convertible Preferred Stocks	$656,400	$—	$—	$656,400
Convertible Bonds	—	18,342,450	—	18,342,450
Repurchase Agreements	—	20,032	—	20,032
Total Investments in Securities	$656,400	$18,362,482	$—	$19,018,882

Securities Sold Short:
Common Stocks	$(6,907,583)	$—	$—	$(6,907,583)
Total Securities Sold Short	$(6,907,583)	$—	$—	$(6,907,583)

Underlying Funds Trust
The Energy and Natural Resources Portfolio
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 82.2%
Chemicals - 6.7%
Agrium, Inc.	7,800	$388,362
Migao Corp. (a)	50,000	317,097
The Mosaic Co.	9,100	437,437
Neo Material Technologies, Inc. (a)	125,000	447,158
Total Chemicals		1,590,054

Electrical Equipment - 0.3%
Heliocentris Fuel Cells AG (a) (d)	10,500	72,217
Electronic Equipment, Instruments & Components - 1.0%
Catch The Wind Ltd. (a) (d)	148,000	228,086
Energy Equipment & Services - 2.1%
Hanwei Energy Services Corp. (a)	215,000	210,853
Helix Wind Corp. (a) (e)	301,628	289,563
Total Energy Equipment & Services		500,416

Independent Power Producers & Energy Traders - 0.2%
McKenzie Bay International Ltd. (a) (d)	1,190,000	47,600
Machinery - 0.5%
China Wind Systems, Inc. (a)	86,000	122,120
Marine - 2.2%
Navios Maritime Partners LP	44,300	529,385
Metals & Mining - 20.5%
Apollo Gold Corp. (a)	1,150,000	575,000
Avion Gold Corp. (a)	550,000	164,386
Canada Lithium Corp. (a)	91,000	42,073
Canplats Resources Corp. (a)	175,000	356,326
Capital Gold Corp. (a)	300,000	186,000
Capstone Mining Corp. (a)	150,000	411,899
Dynasty Metals & Mining, Inc. (a)	100,000	355,859
Energold Drilling Corp. (a)	100,000	195,208
First Lithium Resources, Inc. (a)	140,000	22,229
HudBay Minerals, Inc. (a)	50,000	609,000
Mercator Minerals Ltd. (a)	250,000	684,164
Phoscan Chemical Corp. (a)	500,000	170,457
Teck Resources Ltd. (Acquired 9/18/2009, Cost $522,440) (a) (b)	18,500	510,045
Tournigan Energy Ltd. (a)	1,140,000	250,800
Vale SA - ADR	15,000	346,950
Total Metals & Mining		4,880,396

Oil, Gas & Consumable Fuels - 43.9%
Buckeye Partners LP	10,900	527,669
Capital Product Partners LP - ADR	58,400	535,528
Copano Energy LLC	29,600	538,720
Delavaco Energy, Inc. (Acquired 7/28/2008, Cost $490,388) (a) (b) (d) (e)	250,000	467,006
Enbridge Energy Management LLC (a)	18,371	828,348
Energy Transfer Partners LP	12,500	531,875
Enterprise Products Partners LP	18,800	532,416
Falcon Oil & Gas Ltd. (a)	1,000,000	452,996
Genesis Energy LP	32,300	519,707
Kinder Morgan Management LLC (a)	17,500	828,625
Legacy Reserves LP	32,000	541,760
Linn Energy LLC	23,200	531,512
Magellan Midstream Partners LP	14,100	530,160
Martin Midstream Partners LP	19,700	525,202
NuStar Energy LP	10,100	523,584
ONEOK Partners LP	10,125	535,714
Plains All American Pipeline LP	11,300	523,077
Provident Energy Trust	2,100	12,096
Riversdale Mining Ltd. (a)	22,500	107,584
Rodinia Minerals, Inc. (a)	84,000	41,582
Targa Resources Partners LP	28,500	534,660
Ur-Energy, Inc. (a)	300,000	258,000
Total Oil, Gas & Consumable Fuels		10,427,821

Paper & Forest Products - 4.8%
MagIndustries Corp. (a)	1,000,000	523,047
Shanghai Songrui Forestry Products, Inc. (Acquired 6/19/2008 and 12/19/2008, Cost $650,118) (a) (b) (d) (e)	660,000	616,448
Total Paper & Forest Products		1,139,495

Semiconductors & Semiconductor Equipment - 0.0%
Surfect Holdings, Inc. (a) (d)	6,000,000	5,700
TOTAL COMMON STOCKS (Cost $18,030,740)		$19,543,290

INVESTMENT COMPANIES - 7.5%
Fiduciary/Claymore MLP Opportunity Fund	700	11,480
PowerShares DB Crude Oil Double Short ETN (a)	14,293	1,164,880
ProShares Ultra S&P500	16,413	563,458
Tortoise Energy Capital Corp.	573	11,345
Tortoise Energy Infrastructure Corp.	421	11,262
Kayne Anderson Energy Total Return Fund	600	12,756
Kayne Anderson MLP Investment Co.	600	12,690
TOTAL INVESTMENT COMPANIES (Cost $1,647,240)		$1,787,871

WARRANTS - 0.0%
Shanghai Songrui Warrants
Expiration: June 2010, Exercise Price: $1.50 (Acquired 6/19/2008 and 12/19/2008, Cost $0) (a) (b) (d) (e)	330,000	0
TOTAL WARRANTS (Cost $0)		$0

	Contracts
PURCHASED OPTIONS - 1.0%

Call Options - 0.1%
Potash Corp. of Saskatchewan
Expiration: November 2009, Exercise Price: $100.00	100	25,300
Total Call Options		25,300

Put Options - 0.9%
Agrium, Inc
Expiration: October 2009, Exercise Price: $50.00	78	14,430
Market Vectors Gold Miners
Expiration: November 2009, Exercise Price: $40.00	750	90,000
Mosaic Co.
Expiration: October 2009, Exercise Price: $50.00	91	31,395
Oil Service Holders Trust
Expiration: October 2009, Exercise Price: $105.00	200	13,600
Potash Corp. of Saskatchewan
Expiration: November 2009, Exercise Price: $80.00	100	19,500
Teck Resources Ltd.
Expiration: November 2009, Exercise Price: $25.00	185	29,600
Vale SA
Expiration: November 2009, Exercise Price: $21.00	150	11,100
Total Put Options		209,625

TOTAL PURCHASED OPTIONS (Cost $273,553)		$234,925

Total Investments (Cost $19,951,533) - 90.7%		$21,566,086

	Principal
	Amount
REPURCHASE AGREEMENTS - 11.7%
J.P. Morgan
0.010%, dated 09/30/2009, due 10/01/2009
repurchase price $2,771,366 (c)	$2,771,365	2,771,365
TOTAL REPURCHASE AGREEMENTS (Cost $2,771,365)		$2,771,365

Liabilities in Excess of Other Assets - (2.4)%		(557,945)
TOTAL NET ASSETS - 100.0%		$23,779,506

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income Producing
(b) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2009, the market value of these securities total $1,593,499, which represents 6.7% of total net assets.
(c) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(d) Illiquid Security identified by Investment Advisor. The market value of these securities total $1,437,057, which represents 6.0% of total net assets.
(e) Fair-valued security. The market value of these securities total $1,373,017, which represents 5.8% of total net assets.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:
Cost of investments	$25,680,488
Gross unrealized appreciation	5,611,372
Gross unrealized depreciation	(6,954,409)
Net unrealized appreciation (depreciation)	$(1,343,037)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
The Energy and Natural Resources Portfolio
Schedule of Securities Sold Short
September 30, 2009 (Unaudited)

	Shares	Value

ProShares UltraShort 20+ Year Treasury	39,842	$1,753,446
Total Securities Sold Short (Proceeds $2,040,442)		$1,753,446

Underlying Funds Trust
The Energy and Natural Resources Portfolio
Schedule of Options Written
September 30, 2009 (Unaudited)

	Contracts	Value

CALL OPTIONS
Potash Corp. of Saskatchewan
Expiration: November 2009, Exercise Price: $90.00	100	$62,000
Total Call Options		62,000

PUT OPTIONS
Agrium, Inc.
Expiration: October 2009, Exercise Price: $60.00	78	780
Market Vectors Gold Miners
Expiration: November 2009, Exercise Price: $42.00	375	67,500
Potash Corp. of Saskatchewan
Expiration: November 2009, Exercise Price: $90.00	100	57,000
Oil Service Holders Trust
Expiration: October 2009, Exercise Price: $110.00	100	13,900
Teck Resources Ltd.
Expiration: January 2010, Exercise Price: $35.00	185	24,050
Vale SA
Expiration: November 2009, Exercise Price: $25.00	150	9,900
Total Put Options		173,130
Total Options Written (Premiums received $289,829)		$235,130

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

Description		Level 1	Level 2		Level 3		Total
Common Stocks		$17,647,226	$523,047	(1)	$1,373,017	(2)	$19,543,290
Investment Companies		1,787,871	—		—		1,787,871
Purchased Options		234,925	—		—		234,925
Repurchase Agreements		—	2,771,365		—		2,771,365
Total Investments in Securities		$19,670,022	$3,294,412		$1,373,017		$24,337,451

Securities Sold Short:
Investment Companies		$(1,753,446)	$—		$—		$(1,753,446)
Total Securities Sold Short		$(1,753,446)	$—		$—		$(1,753,446)

Options Written		$(235,130)	$—		$—		$(235,130)

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Paper and Forest Products	$523,047
		$523,047

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Energy Equipment and Services	$289,563
	Oil, Gas & Consumable Fuels	467,006
	Paper and Forest Products	616,448
		$1,373,017
Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.
		Investments in Securities, at value	Short Sales		Other Financial Instruments**
Balance as of 12/31/08		$939,651	$—		$—
Accrued discounts/premiums		—	—		—
Realized gain (loss)		—	—		—
Change in unrealized appreciation
(depreciation)		283,366	—		—
Net purchases (sales)		150,000	—		—
Transfer in and/or out of Level 3		—	—		—
Balance as of 9/30/09		$1,373,017	$—		$—

Change in unrealized appreciation/depreciation during the year for level 3 investments held at September 30, 2009		$283,366	$—		$—

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Underlying Funds Trust
Event Driven
Schedule of Investments
September 30, 2009 (Unaudited)

		Principal
		Amount	Value
CORPORATE NOTES - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Lone Star Note
3.000%, 12/31/2014 (g) (f)		$166,482	$166,482
TOTAL CORPORATE NOTES (Cost $166,482)			$166,482

		Shares

COMMON STOCKS - 49.2%
Chemicals - 2.2%
GenTek, Inc. (a)		17,000	646,680
Huntsman Corp.		23,015	209,667
OM Group, Inc. (a)		4	121
Solutia, Inc. (a)		18,502	214,253
Texas Petrochemicals, Inc. (a) (f)		20,300	131,950
Total Chemicals			1,202,671

Commercial Banks - 0.3%
CapitalSource, Inc.		33,295	144,500
Commercial Services & Supplies - 4.6%
The Brink's Co.		2,318	62,377
Cornell Cos., Inc. (Acquired 3/17/2008-5/27/2009, Cost $889,371) (a) (b)		47,600	1,068,144
The Geo Group, Inc. (a)		44,079	889,074
World Color Press, Inc. (a)		48,000	468,000
Total Commercial Services & Supplies			2,487,595

Communications Equipment - 0.3%
Tollgrade Communications, Inc. (a)		24,284	157,360
Computers & Peripherals - 0.4%
EMC Corp./Massachusetts (a)		13,900	236,856
Construction & Engineering - 0.6%
Foster Wheeler AG (a)		7,362	234,921
KBR, Inc.		4,800	111,792
Total Construction & Engineering			346,713

Consumer Finance - 0.1%
Cardtronics, Inc. (a)		8,610	67,330
Diversified Consumer Services - 0.1%
Brink's Home Security Holdings, Inc. (a)		1,108	34,115
Diversified Financial Services - 0.4%
Quest Capital Corp.		190,997	200,547
Electronic Equipment, Instruments & Components - 0.4%
Electronic Control Security, Inc. (a) (f) (h)		1,537,859	207,611
Health Care Equipment & Supplies - 0.7%
CareFusion Corp. (a)		5,125	111,725
Covidien PLC		5,650	244,419
Total Health Care Equipment & Supplies			356,144

Hotels, Restaurants & Leisure - 0.0%
Pinnacle Entertainment, Inc. (a)		1,050	10,700
Industrial Conglomerates - 0.4%
Tyco International Ltd.		7,039	242,705
Insurance - 0.6%
Hilltop Holdings, Inc. (a)		24,360	298,654
IT Services - 1.2%
Fidelity National Information Services, Inc.		10,521	268,391
Lender Processing Services, Inc.		9,507	362,882
Total IT Services			631,273

Life Sciences Tools & Services - 0.0%
Innovive Escrow Shares (a) (f) (g)		248,700	0
Machinery - 0.0%
Blount International, Inc. (a)		1,650	15,626
Media - 0.2%
Fisher Communications, Inc. (Acquired 3/6/2008-4/6/2009, Cost $149,839) (a) (b)		7,029	127,787
Vertis Holdings, Inc. (a) (d) (f) (g)		2,903	0
Total Media			127,787

Metals & Mining - 1.3%
Ormet Corp. (a) (f)		16,432	20,540
White Mountain Titanium Corp. (Acquired 9/2/2008, Cost $693,200) (a) (b) (f)		866,500	684,535
Total Metals & Mining			705,075

Oil, Gas & Consumable Fuels - 2.5%
Canadian Oil Sands Trust (a)		6,125	175,915
Compton Petroleum Corp. (a)		15,000	19,200
Elk Horn Coal Member Units (a) (f) (i)		75,977	569,828
Golar LNG Ltd.		200	2,212
International Coal Group, Inc. (a)		50,231	202,431
Petro Andina Resources, Inc. (a)		14,000	136,384
Rosetta Resources, Inc. (a)		12,750	187,298
The Williams Cos., Inc.		2,936	52,466
Total Oil, Gas & Consumable Fuels			1,345,734

Paper & Forest Products - 0.1%
Tembec, Inc. (Acquired 6/4/2009, Cost $0) (a) (b) (f)		40,850	32,813
Professional Services - 0.6%
TeamStaff, Inc. (a) (f)		188,404	295,794
Real Estate Investment Trusts (REITs) - 2.4%
Huntingdon Real Estate Investment Trust (Acquired 1/17/2008, Cost $3,659,328) (b)		1,704,550	843,797
Walter Investment Management Corp.		29,098	466,150
Total Real Estate Investment Trusts (REITs)			1,309,947

Real Estate Management & Development - 28.5%
IAT Air Cargo Facilities Income Fund (Acquired 1/19/2008-8/20/2008, Cost $18,517,456) (b) (f) (h)		2,686,579	15,306,713
Software - 0.8%
Microsoft Corp.		8,690	224,984
Spare Backup, Inc. (Acquired 9/2/2008, Cost $192,080) (a) (b) (f)		1,382,317	196,289
Total Software			421,273

Specialty Retail - 0.0%
Broder Bros Co. Restricted (Acquired 5/27/2009, Cost $0) (a) (b) (f) (i)		187,453	0
Tobacco - 0.5%
Lorillard, Inc.		3,517	261,313
TOTAL COMMON STOCKS (Cost $32,841,656)			$26,446,849

INVESTMENT COMPANIES - 4.9%
Powershares QQQ		27,720	1,171,170
ProShares UltraShort 20+ Year Treasury (a)		6,200	272,862
SPDR Trust Series 1		11,080	1,169,605
TOTAL INVESTMENT COMPANIES (Cost $2,434,864)			$2,613,637

CONVERTIBLE PREFERRED STOCKS - 0.6%
Electric Utilities - 0.5%
Great Plains Energy, Inc. (a)		3,920	248,528
Real Estate Investment Trusts (REITs) - 0.1%
HRPT Properties Trust		4,170	76,645
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $294,416)			$325,173

PREFERRED STOCKS - 0.5%
Insurance - 0.5%
Hilltop Holdings, Inc.		10,675	248,194
TOTAL PREFERRED STOCKS (Cost $234,088)			$248,194

		Principal
		Amount
CONVERTIBLE BONDS - 2.5%
Chemicals - 0.2%
Ferro Corp.
6.500%, 08/15/2013		$100,000	88,500
Media - 0.7%
Playboy Enterprises, Inc.
3.000%, 03/15/2025		513,000	395,010
Real Estate Investment Trusts (REITs) - 0.6%
Huntingdon Real Estate Investment Trust
7.500%, 03/31/2012	CAD	407,050	323,541
Transportation - 1.0%
YRC Worldwide, Inc.
5.000%, 08/08/2023		$1,000,000	525,000
TOTAL CONVERTIBLE BONDS (Cost $1,103,987)			$1,332,051

CORPORATE BONDS - 15.7%
Airlines - 2.7%
Hawaiian Airlines, Inc. Term Loan B
9.000%, 03/11/2011 (f) (i)		1,500,000	1,462,500
Auto Components - 0.4%
Cooper-Standard Automotive, Inc.
8.375%, 12/15/2014 (d)		1,500,000	225,000
Diversified Telecommunication Services - 2.6%
Primus Telecommunications Group, Inc. Term Loan B
12.000%, 02/18/2011 (f) (i)		1,469,152	1,410,386
Food Products - 0.7%
Merisant Term Loan B
3.785%, 01/11/2010 (f) (i)		440,874	359,312
Media - 0.0%
Vertis, Inc.
13.500%, 04/01/2014 (f) (d)		61,802	4,944
Medical Systems/Equipment - 0.2%
Human Touch LLC/Interactive Health Finance Corp.
15.000%, 03/30/2014 (Acquired 6/18/2009, Cost $97,652) (b) (f) (g)		148,414	96,167
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co.
5.246%, 12/15/2011 (d) (f)		300,000	180
Specialty Retail - 3.5%
Ames True Temper, Inc.
10.000%, 07/15/2012		490,000	407,925
Blockbuster, Inc.
9.000%, 09/01/2012		250,000	167,250
Broder Brothers Co.
12.000%, 10/15/2013 (Acquired 5/21/2009-6/12/2009, Cost $1,229,091) (b) (f) (i)		1,852,426	1,296,698
PCA LLC/PCA Finance Corp.
11.875%, 08/01/2010 (d) (f)		311,000	12,440
Total Specialty Retail			1,884,313

Textiles, Apparel & Luxury Goods - 4.8%
GFSI, Inc.
10.500%, 06/01/2011 (Acquired 12/13/2007, Cost $1,562,728) (b) (c) (f)		1,577,000	946,200
Unifi, Inc.
11.500%, 05/15/2014 (f)		1,705,000	1,602,700
Total Textiles, Apparel & Luxury Goods			2,548,900

Transportation - 0.8%
Swift Term Loan
3.563%, 05/14/2014 (i)		499,686	454,714
TOTAL CORPORATE BONDS (Cost $9,974,185)			$8,446,416

ESCROW NOTES - 0.0%
Adelphia Communications Corp.
10.250%, 11/01/2006 (a) (f)		182,000	5,005
Broder Brothers Escrow (a) (f) (g)		4,168,000	0
Dana Corp Escrow (a) (f) (g)		300,000	0
TOTAL ESCROW NOTES (Cost $0)			$5,005

		Shares
WARRANTS - 0.3%
Brazil Ethanol, Inc.
Expiration: March 2011, Exercise Price: $1.00 (Acquired 3/30/2007, Cost $11,640) (a) (b) (f) (g)		14,550	0
Human Touch LLC / Interactive Health Finance Corp
Expiration: June 2019, Exercise Price: $0.01 (f) (g)		1,390	0
Spare Backup, Inc.
Expiration: July 2012, Exercise Price: $1.00 (Acquired 9/2/2008, Cost $$0) (b) (f)		590,915	0
White Mountain Titanium Corp.
Expiration: August 2010, Exercise Price: $0.60 (Acquired 9/2/2008, Cost $160,000) (b) (f)		800,000	152,000
TOTAL WARRANTS (Cost $171,640)			$152,000

ENHANCED INCOME SECURITIES - 1.2%
Food Products - 1.2%
B&G Foods, Inc. (Each unit consists of one share of Class A Common Stock and one
12.000%, 10/30/16 subordinated note)		39,185	637,540
TOTAL ENHANCED INCOME SECURITIES (Cost $492,684)			$637,540

		Contracts
PURCHASED OPTIONS - 0.1%
Call Options - 0.0%
Proshares Ultrashort Real Estate Fund
Expiration: January 2011, Exercise Price: $25.00		113	20,340
Total Call Options			20,340
Put Options - 0.1%
iShares Russell 2000
Expiration: December 2009, Exercise Price: $46.00		265	14,045
SPDR Trust Series 1
Expiration: October 2009, Exercise Price: $96.00		35	910
SPDR Trust Series 1
Expiration: October 2009, Exercise Price: $100.00		230	12,650
YRC Worldwide, Inc.
Expiration: November 2009, Exercise Price: $4.00		22	1,870
Total Put Options			29,475

TOTAL PURCHASED OPTIONS (Cost $232,125)			$49,815

Total Investments (Cost $47,946,127) - 75.3%			40,423,162

		Principal
		Amount
REPURCHASE AGREEMENTS - 20.7%
J.P. Morgan
0.010%, dated 9/30/2009, due 10/01/2009		$11,100,931	11,100,931
repurchase price $11,100,934 (e)			$11,100,931
TOTAL REPURCHASE AGREEMENTS (Cost $11,100,931)

Other Assets in Excess of Liabilities - 4.0%			2,174,430
TOTAL NET ASSETS - 100.0%			$53,698,523

Footnotes

Percentages are stated as a percent of net assets.

CAD Canadian Dollar
(a) Non-income producing.
(b) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2009, the market value of these securities total $20,751,143, which represents 38.6% of total net assets.
(c) Variable Rate Security. The rate shown represents the rate at September 30, 2009.
(d) Default or other conditions exist and security is not presently accruing income.
(e) Collateralized by U.S. Government or U.S. Government Agencies securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(f) Illiquid security identified by Investment Advisor. The market value of these securities total $24,961,087, which represents 46.5% of total net assets.
(g) Fair-valued security. The market value of these securities total $262,649, which represents 0.5% of total net assets.
(h) Affiliated issuer.
(i) Security valued utilizing a single broker source. The market value of these securities total $5,553,438, which represents 10.3% of total net assets.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:
Cost of investments	$60,801,345
Gross unrealized appreciation	2,447,400
Gross unrealized depreciation	(11,724,652)
Net unrealized appreciation (depreciation)	$(9,277,252)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
Event Driven
Schedule of Securities Sold Short
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS		$
Corrections Corp. of America	15,800		$357,870
Manpower, Inc.	1,400		79,394
Marriott International, Inc./DE	1,964		54,187
Masco Corp.	5,250		67,830
Mirant Corp.	2,275		37,378
Redwood Trust, Inc.	3,832		59,396
Royal Caribbean Cruises Ltd.	350		8,428
The Walt Disney Co.	3,150		86,499
YRC Worldwide, Inc.	10,000		44,500
TOTAL COMMON STOCKS (Proceeds $753,066)			795,482

INVESTMENT COMPANIES
iShares Russell 2000 Index Fund	3,150		189,724
iShares Russell 2000 Value Index Fund	700		39,571
iShares S&P Mid Cap 400 Index Fund	1,350		93,083
Powershares ETF Trust	350		5,348
Retail HOLDRs Trust	636		55,777
TOTAL INVESTMENT COMPANIES (Proceeds $438,403)			383,503

	Principal
	Amount
CORPORATE BONDS
Kaiser Aluminum & Chemical Corp.
12.75%, 02/01/2053	$1,157,000		0
The Neiman Marcus Group, Inc.
9.00%, 10/15/2015	450,000		384,750
Terex Corp.
8.00%, 11/15/2017	600,000		550,500
TOTAL CORPORATE BONDS (Proceeds $944,496)			935,250
Total Securities Sold Short (Proceeds $2,135,965)			$2,114,235

Underlying Funds Trust
Event Driven
Schedule of Options Written
September 30, 2009 (Unaudited)

	Contracts	Value
CALL OPTIONS
Capitalsource, Inc.
Expiration: January 2010, Exercise Price: $5.00	30	$1,500
Geo Group, Inc.
Expiration: October 2009, Exercise Price: $20.00	200	12,000
SPDR Trust Series I
Expiration: October 2009, Exercise Price: $109.00	35	2,450
Expiration: October 2009, Exercise Price: $110.00	170	7,820
Expiration: October 2009, Exercise Price: $111.00	60	1,680
Walter Investment Management
Expiration: October 2009, Exercise Price: $17.50	105	787
Total Call Options		26,237

Geo Group, Inc.
Expiration: October 2009, Exercise Price: $20.00	17	935
Expiration: November 2009, Exercise Price: $20.00	17	1,955
SPDR Trust Series I
Expiration: October 2009, Exercise Price: $91.00	35	385
Expiration: October 2009, Exercise Price: $92.00	230	2,760
Walter Investment Management
Expiration: October 2009, Exercise Price: $17.50	33	4,868
Total Put Options		10,903
Total Options Written (Premiums received $45,548)		$37,140

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

Description		Level 1	Level 2	Level 3		Total
Common Stocks		$25,877,021	$—	$569,828	(1)	$26,446,849
Convertible Preferred Stocks		76,645	248,528 (2)	—		325,173
Preferred Stocks		248,194	—	—		248,194
Enhanced Income Securities		637,540	—	—		637,540
Investment Companies		2,613,637	—	—		2,613,637
Purchased Options		49,815	—	—		49,815
Convertible Bonds		—	1,332,051	—		1,332,051
Corporate Bonds		—	8,350,249	96,167		8,446,416
Escrow Notes		—	5,005	—		5,005
Warrants		—	152,000	—		152,000
Corporate Notes		—	—	166,482		166,482
Repurchase Agreements		—	11,100,931	—		11,100,931
Total Long Investments in Securities		$29,502,852	$21,188,764	$832,477		$51,524,093

Securities Sold Short:
Common Stocks		$(795,482)	$—	$—		$(795,482)
Investment Companies		(383,503)	—	—		(383,503)
Corporate Bonds		—	(935,250)	—		(935,250)
Total Securities Sold Short		$(1,178,985)	$(935,250)	$—		$(2,114,235)

Written Options		$(37,140)	$—	$—		$(37,140)

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Oil, Gas & Consumable Fuels	$569,828
		$569,828

(2) The Convertible Preferred Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Electric Utilities	$248,528
		$248,528

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.
		Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/08		$6,068,567	$—	$—
Accrued discounts/premiums		(121,790)	—	—
Realized gain (loss)		(2,551,792)	—	—
Change in unrealized appreciation
(depreciation)		4,003,582	—	—
Net purchases (sales)		(3,146,403)	—	—
Transfer in and/or out of Level 3		(3,419,687)	—	—
Balance as of 9/30/09		$832,477	$—	$—

Change in unrealized appreciation/depreciation during the year for level 3 investments held at September 30, 2009		$(133,755)	$—	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Underlying Funds Trust
The Event Driven and Risk Arbitrage Portfolio
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.0%
Aerospace & Defense - 3.7%
Herley Industries, Inc. (a)	30,000	$391,500
Hi Shear Technology Corp.	10,000	190,700
Total Aerospace & Defense		582,200

Beverages - 0.6%
Dr Pepper Snapple Group, Inc. (a)	1,000	28,750
PepsiAmericas, Inc.	2,000	57,120
Total Beverages		85,870

Biotechnology - 1.2%
Biogen Idec, Inc. (a)	3,000	151,560
Facet Biotech Corp. (a)	2,000	34,580
Total Biotechnology		186,140

Building Products - 0.9%
Griffon Corp. (a)	14,090	141,886
Capital Markets - 1.6%
SWS Group, Inc.	17,000	244,800
Chemicals - 1.2%
Ferro Corp.	22,000	195,800
Communications Equipment - 1.2%
Emulex Corp. (a)	18,000	185,220
Computers & Peripherals - 8.4%
Diebold, Inc.	13,000	428,090
SanDisk Corp. (a)	12,000	260,400
Sun Microsystems, Inc. (a)	70,000	636,300
Total Computers & Peripherals		1,324,790

Consumer Finance - 1.9%
American Express Co.	1,000	33,900
SLM Corp. (a)	30,000	261,600
Total Consumer Finance		295,500

Diversified Consumer Services - 1.4%
Corinthian Colleges, Inc. (a)	4,000	74,240
H&R Block, Inc.	8,000	147,040
Total Diversified Consumer Services		221,280

Diversified Telecommunication Services - 0.0%
Ibasis, Inc. (a)	3,000	6,360
Electrical Equipment - 1.0%
SL Industries, Inc. (a)	20,000	160,000
Electronic Equipment, Instruments & Components - 0.5%
Park Electrochemical Corp.	3,000	73,950
Energy Equipment & Services - 0.3%
BJ Services Co.	2,000	38,860
Food Products - 6.5%
Cadbury PLC - ADR	8,000	409,680
Campbell Soup Co.	2,000	65,240
Sara Lee Corp.	30,000	334,200
Tootsie Roll Industries, Inc.	9,000	214,020
Total Food Products		1,023,140

Health Care Equipment & Supplies - 1.4%
Arthrocare Corp. (a)	8,000	163,120
Aspect Medical Systems, Inc. (a)	5,000	59,900
Total Health Care Equipment & Supplies		223,020

Health Care Providers & Services - 0.3%
Chemed Corp.	1,200	52,668
Hotels, Restaurants & Leisure - 1.6%
Churchill Downs, Inc.	1,200	46,200
Dover Motorsports, Inc.	10,000	15,000
The Steak N Shake Co. (a)	16,000	188,320
Total Hotels, Restaurants & Leisure		249,520

Household Durables - 1.3%
Harman International Industries, Inc.	4,000	135,520
Nobility Homes, Inc.	4,500	40,860
Skyline Corp.	900	20,304
Total Household Durables		196,684

Independent Power Producers & Energy Traders - 1.2%
Canadian Hydro Developers, Inc. (a)	40,000	192,407
Insurance - 2.0%
Odyssey Re Holdings Corp.	4,000	259,240
Willis Group Holdings Ltd.	2,000	56,440
Total Insurance		315,680

Internet Software & Services - 2.6%
Omniture, Inc. (a)	11,000	235,840
Yahoo!, Inc. (a)	10,000	178,100
Total Internet Software & Services		413,940

IT Services - 3.8%
Perot Systems Corp. - Class A (a)	20,000	594,000
Life Sciences Tools & Services - 3.9%
Varian, Inc. (a)	12,000	612,720
Machinery - 0.9%
Ampco-Pittsburgh Corp.	2,000	53,180
Navistar International Corp. (a)	2,200	82,324
Total Machinery		135,504

Media - 9.1%
CBS Corp. - Class A Voting	4,000	48,240
Clear Channel Outdoor Holdings, Inc. - Class A (a)	34,000	238,000
Discovery Communications, Inc. - Class A (a)	3,000	86,670
Discovery Communications, Inc. - Class C (a)	1,000	26,030
DISH Network Corp. - Class A (a)	10,000	192,600
Fisher Communications, Inc. (a)	10,000	181,800
Liberty Media Corp. - Entertainment Series A (a)	10,000	311,100
Marvel Entertainment, Inc. (a)	7,000	347,340
Total Media		1,431,780

Metals & Mining - 1.4%
Alcoa, Inc.	8,000	104,960
Lonmin PLC (a)	2,554	68,328
Rio Tinto PLC - ADR	200	34,058
WHX Corp. (a)	6,000	11,520
Total Metals & Mining		218,866

Multi-Utilities - 0.9%
GDF Suez - Strip VVPR (a) (d)	3,054	4
NorthWestern Corp.	6,000	146,580
Total Multi-Utilities		146,584

Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp.	1,000	62,730
James River Coal Co. (a)	1,000	19,110
Parallel Petroleum Corp. (a)	30,000	95,100
WesternZagros Resources Ltd. (a)	15,000	30,262
Total Oil, Gas & Consumable Fuels		207,202

Pharmaceuticals - 10.4%
Indevus Pharma (escrow) (a) (c)	10,000	11,000
Schering-Plough Corp.	16,000	452,000
Sepracor, Inc. (a)	30,000	687,000
Wyeth	10,000	485,800
Total Pharmaceuticals		1,635,800

Semiconductors & Semiconductor Equipment - 1.8%
Chartered Semiconductor Manufacturing Ltd. - ADR (a)	12,600	231,210
International Rectifier Corp. (a)	3,000	58,470
Total Semiconductors & Semiconductor Equipment		289,680

Software - 8.5%
GSE Systems, Inc. (a)	2,500	15,550
I2 Technologies, Inc. (a)	2,000	32,080
MSC.Software Corp. (a)	35,800	301,078
SPSS, Inc. (a)	16,000	799,200
Take-Two Interactive Software, Inc.	17,000	190,570
Total Software		1,338,478

Specialty Retail - 2.4%
Charlotte Russe Holding, Inc. (a)	20,000	350,000
Midas, Inc. (a)	3,000	28,200
Total Specialty Retail		378,200

Textiles, Apparel & Luxury Goods - 0.0%
Heelys, Inc.	2,000	4,240
Thrifts & Mortgage Finance - 0.7%
NewAlliance Bancshares, Inc.	10,000	107,000
Trading Companies & Distributors - 0.4%
Kaman Corp.	3,000	65,940
Wireless Telecommunication Services - 9.7%
Centennial Communications Corp. (a)	40,000	319,200
Millicom International Cellular SA (a)	1,500	109,110
Price Communications Corp. Liquid Trust (a) (c)	1,000	0
Sprint Nextel Corp. (a)	80,000	316,000
Telephone & Data Systems, Inc. - Special Shares	16,000	474,880
US Cellular Corp. (a)	8,000	312,560
Total Wireless Telecommunication Services		1,531,750

TOTAL COMMON STOCKS (Cost $14,016,370)		$15,107,459

CONVERTIBLE PREFERRED STOCKS - 0.1%
Media - 0.1%
Shaw Communications, Inc. - Class B	1,000	18,010
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,892)		$18,010

RIGHTS - 0.0%
Pharmaceuticals - 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (a)	9,000	5,220
TOTAL RIGHTS (Cost $0)		$5,220

Total Investments (Cost $14,029,262) - 96.1%		$15,130,689

	Principal
	Amount
REPURCHASE AGREEMENTS - 0.1%
J.P. Morgan
0.010%, dated 09/30/2009, due 10/01/2009
repurchase price $12,868 (b)	$12,868	12,868
TOTAL REPURCHASE AGREEMENTS (Cost $12,868)		$12,868

Other Assets in Excess of Liabilities - 3.8%		595,422
TOTAL NET ASSETS - 100.0%		$15,738,979

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(c) Fair-valued security. The market value of these securities total $11,000, which represents 0.1% of total net assets.
(d) Illiquid security identified by Investment Advisor. The market value of these securities total $4, which represents 0.0% of total net assets.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:
Cost of investments	$15,134,751
Gross unrealized appreciation	2,042,011
Gross unrealized depreciation	(2,033,205)
Net unrealized appreciation	$8,806

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

Description	Level 1	Level 2	Level 3		Total
Common Stocks	$15,096,459	$—	$11,000	(1)	$15,107,459
Convertible Preferred Stocks	18,010	—	—		18,010
Rights	5,220	—	—		5,220
Repurchase Agreements	—	12,868	—		12,868
Total Investments in Securities	$15,119,689	$12,868	$11,000		$15,143,557

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
Pharmaceuticals	$11,000
	$11,000

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.
	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/08	$—	—	—
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation
(depreciation)	11,000	—	—
Net purchases (sales)	—	—	—
Transfer in and/or out of Level 3	—	—	—
Balance as of 9/30/09	$11,000	$—	$—

Change in unrealized appreciation/depreciation during the
year for level 3 investments held at September 30, 2009	$11,000	$—	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Underlying Funds Trust
The Global Hedged Income Portfolio
Schedule of Investments
September 30, 2009 (Unaudited)
		Principal
		Amount	Value
CORPORATE BONDS - 32.2%
Commercial Banks - 30.4%
HSBC Bank PLC for Intercity - Ekim Turizm Ticaret ve Sanayi Ltd.
10.000%, 05/29/2012 (Credit linked to Ekim Turizm Ticaret ve Sanayi until 2012)
(Acquired 05/24/2007, Cost $1,208,790) (a) (e) (g)	EUR	900,000	$1,033,862
Royal Bank of Scotland PLC for Ritzio International Ltd.
10.000%, 07/27/2010 (d) (g)		$2,500,000	250,000
Standard Bank PLC
3.799%, 09/15/2011 (Credit linked to Hidroelectica el Chocon SA Series 324) (b) (e) (g)		354,165	230,207
0.334%, 09/15/2011 (Credit linked to Hidroelectica el Chocon SA Series 325) (b) (e) (g)		354,165	230,207
Total Commercial Banks			1,744,276

Consumer Electronics - 0.0%
HD Capital SA for Profilo Telra Elektronik Sanayi Ve Ticaret AS
10.750%, 12/07/2011 (d) (f) (g)	EUR	500,000	0
Real Estate Management & Development - 1.8%
Teorema Holding Ltd.
11.000%, 10/27/2009 (b) (d) (f) (g)		$1,000,000	100,000
TOTAL CORPORATE BONDS (Cost $6,053,341)			$1,844,276

Total Investments (Cost $6,053,341) - 32.2%			$1,844,276

REPURCHASE AGREEMENTS - 64.8%
J.P. Morgan
0.010%, dated 09/30/2009, due 10/01/2009
repurchase price $3,718,516 (c)		3,718,515	3,718,515
TOTAL REPURCHASE AGREEMENTS (Cost $3,718,515)			$3,718,515

Other Assets in Excess of Liabilities - 3.0%			174,424
TOTAL NET ASSETS - 100.0%			$5,737,215

Footnotes

EUR European Monetary Unit

(a) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers.
At September 30, 2009, the market value of these securities total $1,033,862, which represents 18.0% of total net assets.
(b) Variable Rate Security. The rate shown represents the rate at September 30, 2009.
(c) Collateralized by U.S. Government or U.S. Government Agency securities,
U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(d) Default or other conditions exist and security is not presently accruing income.
(e) Structured note. Investment performance is partially or wholly derived from an underlying source.
(f) Illiquid security identified by Investment Advisor. The market value of these securities total $100,000, which represents 1.7% of total net assets.
(g) Security valued utilizing a single broker source. The market value of these securities total $1,844,276, which represents 32.1% of total net assets.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:
Cost of investments	$9,771,333
Gross unrealized appreciation	523
Gross unrealized depreciation	(4,209,065)
Net unrealized appreciation (depreciation)	$(4,208,542)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolios' net assets as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$—	$1,844,276	$1,844,276
Repurchase Agreements	—	3,718,515	—	3,718,515
Total Investments in Securities	$—	$3,718,515	$1,844,276	$5,562,791

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.
	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/08	$10,691,613	$—	$—
Accrued discounts/premiums	5,128	—	—
Realized gain (loss)*	(4,058,938)	—	—
Change in unrealized appreciation
(depreciation)	2,007,857	—	—
Net purchases (sales)	(6,749,257)	—	—
Transfer in and/or out of Level 3	(52,127)	—	—
Balance as of 9/30/09	$1,844,276	$—	$—

Change in unrealized appreciation/depreciation during the year for level 3 investments held at September 30, 2009	$(2,168,694)	$—	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Underlying Funds Trust
The Income Arbitrage Portfolio
Schedule of Investments
September 30, 2009 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 8.7%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE4 Class 1A1, 0.366%, 05/25/2031	$90,339	$75,208
Carrington Mortgage Loan Trust
Series 2006-NC1, 0.445%, 08/25/2030	85,753	82,362
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC2 Class A3A, 0.365%, 01/25/2037 (f)	197,400	129,832
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB2 Class AF2, 5.501%, 12/25/2036	121,031	93,303
Equity One ABS, Inc.
Series 2002-4 Class B, 5.909%, 02/25/2033 (f)	27,992	5,446
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF9 Class A3, 0.565%, 10/25/2035	241,663	218,894
GSAMP Trust
Series 2007-HE2 Class A2A, 0.434%, 03/25/2037	215,581	182,621
Indymac Manufactured Housing Contract
Series 1998-2 Class A4, 6.640%, 12/25/2027	125,605	117,409
Morgan Stanley ABS Capital l
Series 2007-HE1 Class A2A, 0.335%, 11/25/2036	114,547	110,292
Option One Mortgage Loan Trust
Series 2007-Hl1 Class 2A1, 0.405%, 02/25/2038	193,408	165,178
Residential Asset Mortgage Products, Inc.
Series 2006-RS2 Class A2, 0.485%, 01/25/2034 (f)	275,926	189,281
Residential Asset Securities Corp.
Series 2005-KS10 Class 1A2, 0.535%, 11/25/2035	194,408	163,611
Securitized Asset Backed Receivables LLC Trust
Series 2005-FR3 Class M1, 0.755%, 04/25/2035	319,785	257,204
Series 2007-BR5 Class A2A, 0.415%, 05/25/2037 (f)	545,435	378,260
Soundview Home Equity Loan Trust
Series 2005-3, 0.765%, 06/25/2035	84,118	82,502
Structured Asset Securities Corp.
Series 2005-WF3 Class B1, 2.785%, 07/25/2035 (Acquired 07/20/2005, Cost $135,500) (a) (f)	150,818	1,352
Series 2007-EQ1 Class A2, 0.375%, 03/25/2037 (f)	183,297	108,508
Wells Fargo Home Equity Trust
Series 2005-3 Class AI1A, 0.555%, 11/25/2035	114,494	111,648
TOTAL ASSET BACKED SECURITIES (Cost $2,981,181)		$2,472,911

CORPORATE BONDS - 21.7%
Airlines - 1.3%
American Airlines, Inc. Pass through Trust
Series 2001-1, 6.817%, 11/23/2012	400,000	368,000
Chemicals - 2.0%
Cytec Industries, Inc.
8.950%, 07/01/2017	250,000	276,347
The Dow Chemical Co.
8.550%, 05/15/2019	250,000	281,036
Total Chemicals		557,383

Commercial Banks - 0.4%
Shinsei Financial Cayman Ltd.
6.418%, 07/20/2048 (Acquired 2/16/2006, Cost $195,000) (a) (b)	195,000	102,375
Consumer Finance - 4.9%
Capital One Bank USA
8.800%, 07/15/2019	250,000	288,990
Discover Financial Services
6.450%, 06/12/2017	55,000	49,246
Ford Motor Credit Co. LLC
7.375%, 10/28/2009	500,000	500,130
Macquarie Group Ltd.
7.625%, 08/13/2019 (Acquired 8/6/2009, Cost $283,763) (a)	285,000	305,694
The Royal Bank of Scotland PLC
4.875%, 08/25/2014 (Acquired 8/18/2009, Cost $249,255) (a)	250,000	253,842
Total Consumer Finance		1,397,902

Diversified Financial Services - 1.6%
Bank Of America Corp.
7.625%, 06/01/2019	250,000	281,698
CIT Group, Inc.
4.250%, 02/01/2010	245,000	176,636
Total Diversified Financial Services		458,334

Health Care Providers & Services - 1.7%
HCA, Inc.
6.300%, 10/01/2012	500,000	480,000
Hotels, Restaurants & Leisure - 2.4%
MGM Mirage
6.750%, 09/01/2012	500,000	418,750
Starwood Hotels & Resorts Worldwide Inc.
6.250%, 02/15/2013	270,000	265,950
Total Hotels, Restaurants & Leisure		684,700

Household Durables - 1.3%
Fortune Brands, Inc.
6.375%, 06/15/2014	175,000	181,827
Newell Rubbermaid, Inc.
10.600%, 04/15/2019	165,000	203,690
Total Household Durables		385,517

Insurance - 0.4%
MetLife, Inc.
6.400%, 12/15/2066	125,000	105,625
IT Services - 0.7%
First Data Corp.
9.875%, 09/24/2015	230,000	212,463
Office Electronics - 1.0%
Xerox Corp.
8.250%, 05/15/2014	250,000	284,173
Oil, Gas & Consumable Fuels - 2.2%
Energy Transfer Partners LP
9.000%, 04/15/2019	200,000	240,472
Plains All American Pipeline LP/PAA Finance Corp.
8.750%, 05/01/2019	335,000	402,135
Total Oil, Gas & Consumable Fuels		642,607

Paper & Forest Products - 1.8%
International Paper Co.
7.500%, 08/15/2021	250,000	264,891
Weyerhaeuser Co.
7.375%, 10/01/2019	250,000	249,387
Total Paper & Forest Products		514,278

TOTAL CORPORATE BONDS (Cost $6,001,273)		$6,193,357

MORTGAGE BACKED SECURITIES - 18.5%
Bank of America Alternative Loan Trust
Pool #2006-3, 6.000%, 04/25/2036 (f)	354,203	232,003
Bear Stearns Commercial Mortgage Securities
Series A-4, 5.694%, 06/11/2050	740,000	653,002
Fannie Mae Interest Strip
Series 337 Class 2, 5.000%, 07/01/2033 (g)	804,252	146,493
Series 343 Class 2, 4.500%, 10/01/2033 (g)	225,910	39,678
Series 353 Class 2, 5.000%, 07/25/2034 (g)	517,505	99,525
Series 356 Class 8, 5.000%, 02/01/2035 (g)	380,227	50,605
Series 356 Class 3, 5.000%, 03/01/2035 (g)	107,004	17,130
Series 357 Class 2, 5.000%, 03/01/2035 (g)	2,937,919	548,012
Series 356 Class 19, 6.000%, 03/01/2035 (g)	104,003	16,110
Federal National Mortgage Association 15-Yr. Fixed
Pool #3396 4.000%, 10/15/2024 (c)	1,000,000	1,017,188
Freddie Mac Strips
FHS227, 5.000%, 12/01/2034 (g)	686,946	130,499
GSAMP Trust
Pool #5-WMC2, 0.545%, 11/25/2035	157,768	148,929
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2007-CIBC18, 5.440%, 06/12/2047	1,000,000	859,196
LB-UBS Commercial Mortgage Trust
Series 2007-C7, 5.588%, 09/15/2045	500,000	502,497
Securitized Asset Backed Receivables LLC Trust
Series 2006-NC1 Class A2, 0.445%, 03/25/2036	327,003	282,844
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, 5.380%, 11/15/2048	610,000	549,261
TOTAL MORTGAGE BACKED SECURITIES (Cost $5,438,856)		$5,292,972

U.S. GOVERNMENT AGENCY ISSUES - 2.0%
Freddie Mac Discount Notes
0.208%, 03/01/2010 (d) (h)	575,000	574,638
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $574,421)		574,638

	Shares	Value

OTHER SECURITIES - 2.9%
Lehman Swap Termination Claim (f) (i)	2,056,506	822,603
TOTAL OTHER SECURITIES (Cost $1,370)		822,603

Total Investments (Cost $14,997,101) - 53.8%		15,356,481

	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 44.3%
J.P. Morgan
0.010%, dated 9/30/2009 due 10/01/2009
repurchase price $12,631,603 (e)	$12,631,599	12,631,599
TOTAL REPURCHASE AGREEMENTS (Cost $12,631,599)		$12,631,599

Other Assets in Excess of Liabilities - 1.9%		556,164
TOTAL NET ASSETS - 100.0%		$28,544,244

Footnotes

Percentages are stated as a percent of net assets.

(a) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2009, the market value of these securities total $663,263, which represents 2.3% of total net assets.
(b) Variable Rate Security. The rate shown represents the rate at September 30, 2009.
(c) When-issued security. As of September 30, 2009, the cost of this security totaled $1,007,031.
(d) Zero coupon bond. Effective yield is listed.
(e) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(f) Illiquid security identified by Investment Advisor. The market value of these securities total $1,867,285, which represents 6.5% of total net assets.
(g) Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents the coupon rate of the underlying mortgage at September 30, 2009.
(h) All or a portion of the shares have been committed as collateral for futures, swaps, and obligations for purchases of when-issued securities.
(i) Security valued utilizing a single broker source. The market value of these securities total $822,603, which represents 2.9% of total net assets.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:
Cost of investments	$27,628,701
Gross unrealized appreciation	1,482,799
Gross unrealized depreciation	(1,123,420)
Net unrealized appreciation	$359,379

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
The Income Arbitrage Portfolio
Schedule of Future Contracts		Unrealized Appreciation/
September 30, 2009 (Unaudited)	Contracts	(Depreciation)

FUTURES CONTRACTS PURCHASED
Eurodollar 90 Day Futures Contract, Expiring December 2009
(underlying Face Amount at Market Value $2,988,900)	12	$15,745
Eurodollar 90 Day Futures Contract, Expiring March 2010
(underlying Face Amount at Market Value $5,465,625)	22	45,595
Eurodollar 90 Day Futures Contract, Expiring June 2010
(underlying Face Amount at Market Value $11,140,875)	45	93,688
Eurodollar 90 Day Futures Contract, Expiring September 2010
(underlying Face Amount at Market Value $493,175)	2	420
Eurodollar 90 Day Futures Contract, Expiring December 2010
(underlying Face Amount at Market Value $2,701,738)	11	9,448
Eurodollar 90 Day Futures Contract, Expiring June 2011
(underlying Face Amount at Market Value $2,195,550)	9	8,728
Eurodollar 90 Day Futures Contract, Expiring September 2011
(underlying Face Amount at Market Value $1,459,425)	6	5,698
Euro-Bobl Futures Contract, Expiring December 2009
(underlying Face Amount at Market Value $2,705,455)	16	12,150
Euro-Bond Futures Contract, Expiring December 2009
(underlying Face Amount at Market Value $178,354)	1	995
Euro-Schatz Futures Contract, Expiring December 2009
(underlying Face Amount at Market Value $6,331,070)	40	17,144
10-Year Swap Future, Expiring December 2009
(underlying Face Amount at Market Value $1,141,594)	11	21,684
U.S. Treasury 10-Year Note Contract, Expiring December 2009
(underlying Face Amount at Market Value $18,459,188)	156	340,017

TOTAL FUTURES CONTRACTS PURCHASED		$571,312

SHORT FUTURES CONTRACTS
Eurodollar 90 Day Futures Contract, Expiring December 2012
(underlying Face Amount at Market Value $240,650)	1	$(40)
Eurodollar 90 Day Futures Contract, Expiring March 2013
(underlying Face Amount at Market Value $240,388)	1	(48)
Eurodollar 90 Day Futures Contract, Expiring June 2013
(underlying Face Amount at Market Value $2,641,238)	11	(2,690)
Eurodollar 90 Day Futures Contract, Expiring September 2013
(underlying Face Amount at Market Value $239,875)	1	(1,865)
5-Year Swap Futures Contract, Expiring December 2009
(underlying Face Amount at Market Value $105,531)	1	(753)
U.S. Treasury 2-Year Note Futures Contract, Expiring December 2009
(underlying Face Amount at Market Value $41,874,971)	193	(207,185)
U.S. Treasury 5-Year Note Futures Contract, Expiring December 2009
(underlying Face Amount at Market Value $20,548,594)	177	(263,301)
U.S. Treasury Bond Futures Contract, Expiring December 2009
(underlying Face Amount at Market Value $485,500)	4	(11,416)

TOTAL SHORT FUTURES CONTRACTS		$(487,298)

TOTAL FUTURES CONTRACTS		$84,014

Underlying Funds Trust
The Income Arbitrage Portfolio
Schedule of Swap Contracts
September 30, 2009 (Unaudited)
						Moody's Rating	Maximum	Unrealized
		Buy/Sell	Pay/Receive	Termination	Notional	of Reference	Potential	Appreciation/
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Value	Entity	Future Payment	(Depreciation)

CREDIT DEFAULT SWAP BUY CONTRACTS

Goldman Sachs & Co.	Dow Jones CDX Emerging Markets Index(1)	Buy	1.75%	12/20/2012	$ (2,000,000)	Ba1	$ (2,000,000)	$ 6,373

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index(1)	Buy	3.40%	6/20/2010	(900,000)	B2	(900,000)	(3,492)

Goldman Sachs & Co.	Nordstrom, Inc.	Buy	0.58%	6/20/2010	(1,000,000)	Baa2	(1,000,000)	(196)

Goldman Sachs & Co.	Residential Capital, LLC, 6.500%	Buy	1.05%	3/20/2012	(2,000,000)	C	(2,000,000)	668,851

Goldman Sachs & Co.	Southwest Airlines Co.	Buy	1.83%	9/20/2013	(2,500,000)	Baa3	(2,500,000)	(33,645)

Goldman Sachs & Co.	Pactiv Corp.	Buy	1.75%	3/20/2014	(2,000,000)	Baa2	(2,000,000)	(89,774)

JP Morgan	Temple Inland, Inc. 6.625%	Buy	1.00%	6/20/2014	(1,000,000)	Ba1	(1,000,000)	(49,400)

JP Morgan	Wendy's International 6.200%	Buy	1.00%	9/20/2014	(1,500,000)	Caa1	(1,500,000)	(2,420)

Total Credit Default Swap Buy Contracts								496,297

CREDIT DEFAULT SWAP SELL CONTRACTS

Goldman Sachs & Co.	Dow Jones CDX North American High Yield Index, 3.250%(1)	Sell	3.25%	12/20/2011	2,610,000	B3	2,610,000	(64,994)

Goldman Sachs & Co.	Ford Motor Credit Co., 7.000%	Sell	3.75%	9/20/2010	1,000,000	Caa1	1,000,000	(3,037)

Goldman Sachs & Co.	Markit ABX.HE.AAA.06-1 Index(1)	Sell	0.18%	7/25/2045	1,817,369	Aaa	1,817,369	(153,880)

Goldman Sachs & Co.	Markit CDX.NA.IG.9(1)	Sell	0.60%	12/20/2012	2,147,200	Baa2	2,147,200	30,933

JP Morgan	Markit LCDX.NA.12(1)	Sell	5.00%	6/20/2014	1,860,000	B2	1,860,000	61,233

JP Morgan	Markit ABX.HE.AAA.06-1 Index (1)	Sell	0.18%	7/25/2045	2,635,185	Aaa	2,635,185	(294,214)

JP Morgan	Residential Capital Corp	Sell	1.08%	6/20/2011	1,000,000	C	1,000,000	(260,759)

JP Morgan	Markit CDX.NA.IG.11(1)	Sell	1.50%	12/20/2013	1,000,000	Baa2	1,000,000	26,300

JP Morgan	Markit CDX.NA.HY.12(1)	Sell	5.00%	6/20/2014	1,410,000	B3	1,410,000	(32,210)

JP Morgan	Markit ABX.HE.AAA.06-1 Index(1)	Sell	0.18%	7/25/2045	1,817,369	Aaa	1,817,369	151,481

Total Credit Default Swap Sell Contracts								(539,147)

Total Credit Default Swap Contracts								$ (42,850)

(1) Implied credit rating is shown. The implied credit rating represents the weighted average credit rating of the underlying securities in the index .

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$2,472,911	$—	$2,472,911
Corporate Bonds	—	6,193,357	—	6,193,357
Mortgage Backed Securities	—	5,292,972	—	5,292,972
U.S. Government Agency Issues	—	574,638	—	574,638
Repurchase Agreements	—	12,631,599	—	12,631,599
Other Securities	—	822,603	—	822,603
Total Investments in Securities	$—	$27,988,080	$—	$27,988,080

Other Financial Instruments*
Credit Default Swap Buy Contracts	$—	$496,297	$—	$496,297
Credit Default Swap Sell Contracts	—	(539,147)	—	(539,147)
Total Credit Default Swap Contracts	$—	$(42,850)	$—	$(42,850)

Futures Contracts Purchased	$571,312		$—	$571,312
Short Futures Contracts	(487,298)		—	(487,298)
Total Futures Contracts	$84,014	$—	$—	$84,014

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.
	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/08	$136,828	$—	$—
Accrued discounts/premiums	6,662	—	—
Realized gain (loss)*	(631,917)	—	—
Change in unrealized appreciation (depreciation)	589,096
Net purchases (sales)	(100,669)	—	—
Transfer in and/or out of Level 3	—	—	—
Balance as of 9/30/09	$—	$—	$—

Change in unrealized appreciation/depreciation during the year for level 3 investments held at September 30, 2009	$—	$—	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

The Portfolios have adopted a new accounting standard that requires the Portfolios to disclose information to assist investors in understanding how derivative instruments affects the Portfolios' Statements of Assets and Liabilities

Statement of Assets and Liabilities
Fair Values of derivative instruments as of September 30, 2009:

Derivatives	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest Rate Contracts
Futures	Receivables--Net Assets Unrealized appreciation *	$571,312	Payables--Net Assets Unrealized depreciation *	$487,298
Credit Contracts
Swap Contracts	Receivables--Net Assets Unrealized appreciation **	945,171	Payables--Net Assets Unrealized depreciation **	988,021
Total		$1,516,483		$1,475,319
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Futures Contracts.
** Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedule of Swap Contracts.

The portfolio uses financials futures, swaps and options to manage portfolio risk and maintain appropriate portfolio duration and convexity levels.
Corporate, mortgage-backed, and other asset-backed securities can be used for risk management purposes or as risk-taking positions.
Alternatively, the portfolio can take similar risk positions in derivatives, which are often more effective and liquid.
Additionally, through the use of derivatives, the portfolio is able to execute long/short strategies or take short risk positions.
The risks of these derivative positions would be similar to that of the underlying cash instruments, and are monitored in a similar fashion.

Underlying Funds Trust
Long/Short Equity
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares		Value
COMMON STOCKS - 76.3%
Biotechnology - 0.3%
Celera Corp. (a)	4,400		$27,412
Exact Sciences Corp. (a)	4,200		11,676
Genzyme Corp. (a)	960		54,461
Total Biotechnology			93,549

Building Products - 0.8%
Masco Corp.	19,900		257,108
Capital Markets - 1.9%
Legg Mason, Inc.	18,700		580,261
Commercial Services & Supplies - 1.5%
American Ecology Corp.	14,090		263,483
Dun & Bradstreet Corp.	2,710		204,117
Total Commercial Services & Supplies			467,600

Communications Equipment - 1.4%
Tellabs, Inc. (a)	59,500		411,740
Computers & Peripherals - 1.7%
Intermec, Inc. (a)	17,800		250,980
Lexmark International, Inc. - Class A (a)	12,700		273,558
Total Computers & Peripherals			524,538

Construction & Engineering - 2.7%
KBR, Inc.	6,400		149,056
MasTec, Inc. (a)	25,200		306,180
Pike Electric Corp. (a)	29,500		353,410
Total Construction & Engineering			808,646

Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	3,360		101,707
Energy Equipment & Services - 1.4%
Transocean Ltd. (a)	4,910		419,952
Food & Staples Retailing - 4.5%
BJ's Wholesale Club, Inc. (a)	6,300		228,186
CVS Caremark Corp.	17,270		617,230
Walgreen Co.	13,600		509,592
Total Food & Staples Retailing			1,355,008

Health Care Equipment & Supplies - 5.4%
Baxter International, Inc.	1,050		59,860
Becton, Dickinson & Co.	7,130		497,317
CareFusion Corp. (a)	3,305		72,049
Covidien PLC	5,570		240,958
Gen-Probe, Inc. (a)	2,070		85,781
Hologic, Inc. (a)	22,840		373,206
Inverness Medical Innovations, Inc. (a)	6,960		269,561
TomoTherapy, Inc. (a)	9,610		41,611
Total Health Care Equipment & Supplies			1,640,343

Health Care Providers & Services - 6.7%
Cardinal Health, Inc.	2,880		77,184
CardioNet, Inc. (a)	4,400		29,568
Laboratory Corp. of America Holdings (a)	8,820		579,474
McKesson Corp.	11,570		688,994
Psychiatric Solutions, Inc. (a)	3,390		90,716
Quest Diagnostics, Inc.	10,480		546,951
Total Health Care Providers & Services			2,012,887

Hotels, Restaurants & Leisure - 4.6%
Penn National Gaming, Inc. (a)	14,900		412,134
Sonic Corp. (a)	47,200		522,032
WMS Industries, Inc. (a)	10,200		454,512
Total Hotels, Restaurants & Leisure			1,388,678

Insurance - 5.0%
The Allstate Corp.	15,200		465,424
Fidelity National Financial, Inc. - Class A	34,500		520,260
First American Corp.	16,500		534,105
Total Insurance			1,519,789

IT Services - 4.2%
Fidelity National Information Services, Inc.	9,420		240,304
Fiserv, Inc. (a)	4,470		215,454
Lender Processing Services, Inc.	3,080		117,564
The Western Union Co.	37,200		703,824
Total IT Services			1,277,146

Life Sciences Tools & Services - 2.7%
Sequenom, Inc. (a)	16,950		54,749
Thermo Fisher Scientific, Inc. (a)	17,530		765,535
Total Life Sciences Tools & Services			820,284

Machinery - Construction / Farm - 2.1%
Wabtec Corp.	17,300		649,269
Management Consulting Services - 0.3%
ABB Ltd. - ADR	4,490		89,980
Media - 2.7%
Comcast Corp. - Class A	47,500		802,275
Metals & Mining - 2.5%
Newmont Mining Corp.	17,200		757,144
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp.	2,280		143,024
Comstock Resources, Inc. (a)	9,000		360,720
El Paso Corp.	24,900		256,968
XTO Energy, Inc.	18,890		780,535
Total Oil, Gas & Consumable Fuels			1,541,247

Pharmaceuticals - 7.3%
Bristol-Myers Squibb Co.	46,590		1,049,207
Johnson & Johnson	5,000		304,450
Merck & Co., Inc.	6,220		196,739
Pfizer, Inc.	40,370		668,123
Total Pharmaceuticals			2,218,519

Professional Services - 3.8%
Equifax, Inc.	24,970		727,626
Navigant Consulting, Inc. (a)	31,300		422,550
Total Professional Services			1,150,176

Road & Rail - 2.5%
Landstar System, Inc.	12,490		475,369
Old Dominion Freight Line, Inc. (a)	9,000		273,870
Total Road & Rail			749,239

Software - 0.7%
Electronic Arts, Inc. (a)	5,450		103,822
Symantec Corp. (a)	6,680		110,020
Total Software			213,842

Specialty Retail - 4.2%
GameStop Corp. - Class A	2,930		77,557
Home Depot, Inc.	18,600		495,504
Lowe's Cos., Inc.	32,800		686,832
Total Specialty Retail			1,259,893

TOTAL COMMON STOCKS (Cost $20,958,279)			$23,110,820

INVESTMENT COMPANIES - 3.5%
iShares Russell 2000 Index Fund	8,130		489,670
ProShares UltraShort Real Estate	2,320		22,481
SPDR Gold Trust (a)	5,400		533,790
TOTAL INVESTMENT COMPANIES (Cost $1,041,405)			$1,045,941

	Contracts
PURCHASED OPTIONS - 1.0%
Call Options - 0.7%
Deere & Co.
Expiration: October 2009, Exercise Price: $45.00	100		6,000
Devon Energy Corp.
Expiration: November 2009, Exercise Price: $70.00	45		12,870
Expiration: November 2009, Exercise Price: $75.00	45		5,175
Donaldson, Inc.
Expiration: October 2009, Exercise Price: $40.00	45		225
Expiration: November 2009, Exercise Price: $45.00	45		562
El Paso Corp.
Expiration: October 2009, Exercise Price: $9.00	45		6,075
Expiration: October 2009, Exercise Price: $10.00	225		12,375
Expiration: January 2010, Exercise Price: $10.00	90		10,350
Financial Select Sector SPDR Fund
Expiration: December 2009, Exercise Price: $15.00	113		11,187
GameStop Corp. - Class A
Expiration: October 2009, Exercise Price: $26.00	68		9,180
Legg Mason, Inc.
Expiration: October 2009, Exercise Price: $32.00	113		10,283
Lockheed Martin Corp.
Expiration: October 2009, Exercise Price: $80.00	49		4,410
Marriott International, Inc. - Class A
Expiration: October 2009, Exercise Price: $25.00	124		31,000
Expiration: October 2009, Exercise Price: $26.00	55		12,100
Northrop Grumman Corp.
Expiration: October 2009, Exercise Price: $50.00	90		22,500
PerkinElmer, Inc.
Expiration: October 2009, Exercise Price: $20.00	181		4,978
Pitney Bowes, Inc.
Expiration: October 2009, Exercise Price: $22.50	136		31,280
Raytheon Co.
Expiration: October 2009, Exercise Price: $48.00	88		5,896
SPDR Trust Series 1
Expiration: March 2010, Exercise Price: $109.00	45		22,275
Expiration: October 2009, Exercise Price: $110.00	90		4,140
Utilities Select Sector SPDR Fund
Expiration: October 2009, Exercise Price: $30.00	152		2,280
Xerox Corp.
Expiration: October 2009, Exercise Price: $9.00	227		1,135
Total Call Options			226,276

Put Options - 0.3%
Carnival Corp.
Expiration: November 2009, Exercise Price: $31.00	113		12,995
GameStop Corp. - Class A
Expiration: October 2009, Exercise Price: $24.00	113		1,469
iShares Russell 2000 Index Fund
Expiration: October 2009, Exercise Price: $61.00	271		48,780
Legg Mason, Inc.
Expiration: October 2009, Exercise Price: $27.00	113		2,260
SPDR Trust Series 1
Expiration: October 2009, Exercise Price: $95.00	180		3,600
Verizon Communications
Expiration: November 2009, Exercise Price: $30.00	91		10,829
Walgreen Company
Expiration: October 2009, Exercise Price: $32.50	113		565
Expiration: October 2009, Exercise Price: $34.00	68		272
Total Put Options			80,770

TOTAL PURCHASED OPTIONS (Cost $322,349)			$307,046

Total Investments (Cost $22,322,033) - 80.8%			$24,463,807

		Principal
		Amount
REPURCHASE AGREEMENTS - 21.1%
J.P. Morgan
0.010%, dated 09/30/2009, due 10/01/2009
repurchase price $6,379,553 (b)			$6,379,551
TOTAL REPURCHASE AGREEMENTS (Cost $6,379,551)			$6,379,551

Liabilities in Excess of Other Assets - (1.9)%			(580,263)
TOTAL NET ASSETS - 100.0%			$30,263,095

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:
Cost of investments	$29,013,403
Gross unrealized appreciation	2,296,290
Gross unrealized depreciation	(466,335)
Net unrealized appreciation	$1,829,955

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Long/Short Equity
Schedule of Securities Sold Short
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS
Arena Resources, Inc.	1,420	$50,410
Basic Energy Services, Inc.	2,810	23,857
Bob Evans Farms, Inc./DE	5,330	154,890
California Pizza Kitchen, Inc.	3,700	57,794
Deere & Co.	9,500	407,740
Donaldson Co., Inc.	9,000	311,670
EOG Resources, Inc.	860	71,819
Ethan Allen Interiors, Inc.	7,970	131,505
Factset Research Systems, Inc.	420	27,821
FMC Technologies, Inc.	1,280	66,867
Foot Locker, Inc.	5,490	65,605
GameStop Corp. - Class A	6,800	179,996
Haverty Furniture Cos., Inc.	200	2,362
Illinois Tool Works, Inc.	810	34,595
Intuitive Surgical, Inc.	235	61,629
Isle of Capri Casinos, Inc.	2,250	26,528
JOS A Bank Clothiers, Inc.	1,220	54,619
Layne Christensen Co.	2,050	65,703
Lockheed Martin Corp.	4,900	382,592
Marriott International, Inc. - Class A	19,408	535,464
Nabors Industries Ltd.	4,980	104,082
Neogen Corp.	2,421	78,174
Northrop Grumman Corp.	9,000	465,750
Panera Bread Co. - Class A	2,040	112,200
Papa John's International, Inc.	1,130	27,764
Patterson-UTI Energy, Inc.	5,070	76,557
Peet's Coffee & Tea, Inc.	4,060	114,614
Penske Auto Group, Inc.	6,030	115,655
PerkinElmer, Inc.	13,600	261,664
PPG Industries, Inc.	1,200	69,852
Pride International, Inc.	2,760	84,014
Rockwell Collins, Inc.	1,260	64,008
Staples, Inc.	2,850	66,177
Thoratec Corp.	1,230	37,232
The Walt Disney Co.	1,540	42,288
Zoll Medical Corp.	4,680	100,714
TOTAL COMMON STOCKS (Proceeds $4,063,176)		4,534,211

INVESTMENT COMPANIES
iShares Russell 2000 Index Fund	49,110	2,957,895
iShares Dow Jones U.S. Basic Materials Sector Index Fund	2,400	131,496
SPDR S&P Retail EFT	13,620	464,851
Utilities Select Sector SPDR Fund	17,700	519,141
TOTAL INVESTMENT COMPANIES (Proceeds $3,873,361)		4,073,383
Total Securities Sold Short (Proceeds $7,936,537)		$8,607,594

Underlying Funds Trust
Long/Short Equity
Schedule of Options Written
September 30, 2009 (Unaudited)

	Contracts	Value
CALL OPTIONS
Legg Mason, Inc.
Expiration: October 2009, Exercise Price: $30.00	113	$19,436
SPDR Trust Series 1
Expiration: October 2009, Exercise Price: $105.00	180	45,000
Total Call Options		64,436

PUT OPTIONS
iShares Russell 2000 Index Fund
Expiration: October 2009, Exercise Price: $57.00	212	11,024
SPDR Trust Series 1
Expiration: October 2009, Exercise Price: $87.00	180	1,080
Total Put Options		12,104
Total Options Written (Premiums received $69,327)		$76,540

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$23,110,820	$—	$—	$23,110,820
Investment Companies	1,045,941	—	—	1,045,941
Purchased Options	307,046	—	—	307,046
Repurchase Agreements	—	6,379,551	—	6,379,551
Total Investment in Securities	$24,463,807	$6,379,551	$—	$30,843,358

Securites Sold Short:
Common Stocks	$(4,534,211)	$—	$—	$(4,534,211)
Investment Companies	(4,073,383)	—	—	(4,073,383)
Total Securities Sold Short	$(8,607,594)	$—	$—	$(8,607,594)

Written Options	$(76,540)	$—	$—	$(76,540)

Underlying Funds Trust
The Long/Short Equity - Growth-1 Portfolio
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 68.9%
Biotechnology - 1.1%
Cepheid, Inc. (a)	15,855	$209,603
Communications Equipment - 4.4%
DG FastChannel, Inc. (a)	39,123	819,236
Energy Equipment & Services - 0.7%
Vantage Drilling Company (a)	66,204	121,153
Health Care Equipment & Supplies - 3.3%
DexCom, Inc. (a)	45,764	362,909
Insulet Corp. (a)	22,197	249,272
Total Health Care Equipment & Supplies		612,181

Health Care Providers & Services - 12.6%
Almost Family, Inc. (a)	20,261	602,765
Clarient, Inc. (a)	91,958	387,143
Emeritus Corp. (a)	32,875	721,606
Genoptix, Inc. (a)	9,513	330,862
Sun Healthcare Group, Inc. (a)	34,329	296,603
Total Health Care Providers & Services		2,338,979

Health Care Technology - 2.5%
Computer Programs & Systems, Inc.	10,956	453,688
Hotels, Restaurants & Leisure - 4.2%
Denny's Corp. (a)	107,388	285,652
Red Robin Gourmet Burgers, Inc. (a)	24,255	495,287
Total Hotels, Restaurants & Leisure		780,939

Internet Software & Services - 11.2%
comScore, Inc. (a)	29,054	523,262
Valueclick, Inc. (a)	74,773	986,256
Yahoo!, Inc. (a)	31,710	564,755
Total Internet Software & Services		2,074,273

IT Services - 2.1%
Lender Processing Services, Inc.	10,062	384,067
Life Sciences Tools & Services - 1.1%
CombiMatrix Corporation (a)	31,842	209,839
Pharmaceuticals - 0.9%
Vivus, Inc. (a)	15,900	166,155
Real Estate Investment Trusts (REITs) - 4.6%
Chimera Investment Corp.	91,034	347,750
MFA Financial, Inc.	62,888	500,588
Total Real Estate Investment Trusts (REITs)		848,338

Semiconductors & Semiconductor Equipment - 11.1%
Cirrus Logic, Inc. (a)	98,080	545,325
Formfactor, Inc. (a)	47,745	1,142,060
Veeco Instruments, Inc. (a)	15,855	369,739
Total Semiconductors & Semiconductor Equipment		2,057,124

Software - 9.1%
S1 Corp. (a)	270,799	1,673,538
TOTAL COMMON STOCKS (Cost $10,484,044)		$12,749,113

Total Investments (Cost $10,484,044) - 68.9%		$12,749,113

	Principal
	Amount
REPURCHASE AGREEMENTS - 27.9%
J.P. Morgan
0.010%, dated 09/30/2009, due 10/01/2009
repurchase price $5,155,514 (b)	$5,155,513	5,155,513
TOTAL REPURCHASE AGREEMENTS (Cost $5,155,513)		$5,155,513

Other Assets in Excess of Liabilities - 3.2%		595,799
TOTAL NET ASSETS - 100.0%		$18,500,425

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:
Cost of investments	$16,393,257
Gross unrealized appreciation	2,331,169
Gross unrealized depreciation	(819,800)
Net unrealized appreciation	$1,511,369

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
The Long/Short Equity - Growth-1 Portfolio
Schedule of Securities Sold Short
September 30, 2009 (Unaudited)

COMMON STOCKS	Shares	Value
ACI Worldwide, Inc.	26,094	$394,802
Arbitron, Inc.	12,363	256,656
Best Buy Co., Inc.	12,684	475,904
Cbeyond, Inc.	36,982	596,520
Ebix, Inc.	9,195	509,035
First Cash Financial Services, Inc.	24,003	411,171
Hittite Microwave Corp.	17,758	653,139
Limelight Networks, Inc.	81,754	331,921
Lumber Liquidators, Inc.	18,390	398,879
Sigma Designs, Inc.	10,080	146,463
Sonic Corp.	43,268	478,544
SunPower Corp. - Class A	9,195	274,839
TOTAL COMMON STOCKS (Proceeds $4,835,905)		$4,927,873

INVESTMENT COMPANIES
iShares Russell 2000 Index Fund	102,946	6,200,438
TOTAL INVESTMENT COMPANIES (Proceeds $5,966,848)		$6,200,438

Total Securities Sold Short (Proceeds $10,802,753)		$11,128,311

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$12,749,113	$—	$—	$12,749,113
Repurchase Agreements	—	5,155,513	—	5,155,513
Total Investment in Securities	$12,749,113	$5,155,513	$—	$17,904,626

Securites Sold Short:
Common Stocks	$(4,927,873)	$—	$—	$(4,927,873)
Investment Companies	(6,200,438)	—	—	(6,200,438)
Total Securities Sold Short	$(11,128,311)	$—	$—	$(11,128,311)

Underlying Funds Trust
The Long/Short Equity - International-1 Portfolio
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.3%
Aerospace & Defense - 1.6%
BAE Systems PLC	29,100	$162,400
Cobham PLC	22,300	78,014
Total Aerospace & Defense		240,414

Auto Components - 1.4%
Magna International, Inc. - Class A	2,400	102,048
Valeo SA (a)	4,100	107,906
Total Auto Components		209,954

Automobiles - 0.7%
Fuji Heavy Industries Ltd.	26,000	101,086
Beverages - 0.7%
Sapporo Holdings Ltd.	19,000	96,942
Biotechnology - 0.2%
Crucell NV - ADR (a)	1,300	29,757
Building Products - 0.7%
Geberit AG	700	107,536
Capital Markets - 1.3%
3i Group PLC	16,800	77,486
Man Group PLC	22,200	117,507
Total Capital Markets		194,993

Chemicals - 5.3%
Akzo Nobel NV	1,800	111,512
DIC Corporation	69,000	98,390
K&S AG	1,300	70,939
Mitsubishi Chemical Holdings Corp.	23,500	97,650
Mitsui Chemicals, Inc.	42,000	149,724
Nufarm Ltd.	11,100	111,144
Teijin Ltd.	49,000	152,844
Total Chemicals		792,203

Commercial Banks - 5.5%
Banco Bilbao Vizcaya Argentaria SA	8,300	147,329
Banco Espirito Santo SA	15,200	107,879
Bankinter SA	8,200	103,496
Jyske Bank A/S (a)	2,600	108,354
The Ogaki Kyoritsu Bank Ltd.	57,000	196,212
Svenska Handelsbanken AB - A Shares	5,800	148,092
Total Commercial Banks		811,362

Commercial Services & Supplies - 2.0%
Dai Nippon Printing Co. Ltd.	8,000	110,154
Securitas AB - Class B	18,900	182,457
Total Commercial Services & Supplies		292,611

Communications Equipment - 1.1%
Telefonaktiebolaget LM Ericsson - ADR	16,900	169,338
Construction & Engineering - 7.5%
Bouygues SA	3,900	198,321
Kajima Corp.	40,000	102,490
Kandenko Co. Ltd.	16,000	110,689
Obayashi Corp.	34,000	148,855
Shimizu Corp.	40,000	157,300
Taisei Corp.	74,000	146,739
Toda Corp.	22,000	77,692
Vinci SA	3,100	175,377
Total Construction & Engineering		1,117,463

Construction Materials - 0.9%
Taiheiyo Cement Corp.	98,000	131,009
Consumer Finance - 2.0%
Acom Co. Ltd.	7,230	111,311
Aeon Credit Service Co. Ltd.	14,200	143,005
Promise Co. Ltd.	6,650	36,300
Total Consumer Finance		290,616

Containers & Packaging - 1.1%
Rexam PLC	40,400	168,516
Diversified Financial Services - 1.4%
Exor SpA	11,200	207,329
Diversified Telecommunication Services - 2.5%
BT Group PLC - ADR	5,000	104,050
Telefonos de Mexico SAB de CV - ADR	9,100	158,704
TELUS Corp. (a)	3,500	108,892
Total Diversified Telecommunication Services		371,646

Electric Utilities - 1.8%
China Resources Power Holdings Co.	44,000	102,306
Enersis SA - ADR	8,700	160,515
Total Electric Utilities		262,821

Electronic Equipment - 0.4%
JA Solar Holdings Co. Ltd. - ADR (a)	13,200	53,196
Electronic Equipment, Instruments & Components - 2.6%
AU Optronics Corp. - ADR	8,341	80,741
Hitachi Ltd.	45,000	138,361
LG Display Co. Ltd. - ADR	5,100	73,083
Nippon Electric Glass Co. Ltd.	11,000	100,362
Total Electronic Equipment, Instruments & Components		392,547

Energy Equipment & Services - 0.7%
Technip SA	1,700	108,588
Food & Staples Retailing - 3.2%
Colruyt SA	660	155,110
Delhaize Group SA	2,300	159,670
Metro AG	2,800	158,365
Total Food & Staples Retailing		473,145

Food Products - 2.7%
Nichirei Corp.	41,000	162,146
Nippon Meat Packers, Inc.	10,000	128,558
Suedzucker AG	5,600	113,498
Total Food Products		404,202

Gas Utilities - 0.7%
Snam Rete Gas SpA	22,500	109,477
Health Care Equipment & Supplies - 0.7%
Olympus Corp.	4,000	106,055
Health Care Providers & Services - 2.1%
Alfresa Holdings Corp.	2,400	97,855
Celesio AG	4,000	110,279
MEDIPAL Holdings Co. Ltd.	7,700	108,340
Total Health Care Providers & Services		316,474

Household Durables - 2.6%
Daito Trust Construction Co. Ltd.	2,300	100,440
Funai Electric Co Ltd	3,800	173,565
Sekisui Chemical Co. Ltd.	1,000	5,815
Sony Corp. - ADR	3,600	105,120
Total Household Durables		384,940

Household Products - 0.8%
Reckitt Benckiser Group PLC	2,400	117,292
Independent Power Producers & Energy Traders - 0.7%
Drax Group PLC	13,700	103,234
Industrial Conglomerates - 0.8%
Koninklijke Philips Electronics NV	4,900	119,316
Insurance - 3.2%
Muenchener Rueckversicherungs AG	1,200	191,460
RSA Insurance Group	77,600	165,935
Swiss Life Holding AG	1,000	118,305
Total Insurance		475,700

Internet & Catalog Retail - 0.5%
Home Retail Group	16,500	71,699
IT Services - 0.8%
NS Solutions Corp.	6,300	115,452
Leisure Equipment & Products - 1.0%
Yamaha Corp.	12,200	144,337
Life Sciences Tools & Services - 0.5%
WuXi PharmaTech Cayman, Inc. - ADR (a)	6,800	81,124
Machinery - 1.3%
Schindler Holding AG	2,900	198,828
Metals & Mining - 7.8%
BlueScope Steel Ltd.	30,615	79,135
Boliden AB	10,300	110,663
Harmony Gold Mining Co. Ltd. - ADR	8,300	90,802
Kobe Steel Ltd.	60,000	104,941
Lihir Gold Ltd. - ADR (a)	4,900	122,745
Maruichi Steel Tube Ltd.	7,700	153,974
Mitsui Mining & Smelting Co. Ltd. (a)	38,000	97,365
New Gold Inc. (a)	22,900	86,791
Nisshin Steel Co. Ltd.	73,000	130,118
ThyssenKrupp AG	3,000	103,298
Yanzhou Coal Mining Co. Ltd. - ADR	5,000	72,100
Total Metals & Mining		1,151,932

Multiline Retail - 0.7%
Parkson Retail Group Ltd.	70,000	103,690
Multi-Utilities - 1.7%
National Grid PLC	10,600	102,321
United Utilities Group PLC	21,200	154,700
Total Multi-Utilities		257,021

Oil, Gas & Consumable Fuels - 2.5%
Cosmo Oil Co. Ltd.	45,000	125,327
Denison Mines Corp. (a)	78,600	146,196
Nippon Oil Corp.	18,000	101,064
Total Oil, Gas & Consumable Fuels		372,587

Paper & Forest Products - 2.0%
Holmen AB - B Shares	3,900	107,411
Sappi Ltd.	22,400	84,388
Svenska Cellulosa AB - B Shares	7,700	104,377
Total Paper & Forest Products		296,176

Pharmaceuticals - 3.5%
Elan Corp PLC - ADR (a)	10,700	76,077
GlaxoSmithKline PLC - ADR	3,900	154,089
H. Lundbeck A/S	5,600	116,138
Mochida Pharmaceutical Co.	17,000	179,914
Total Pharmaceuticals		526,218

Real Estate - 1.9%
Hysan Development Co. Ltd.	66,000	165,212
Sino Land Co.	62,000	111,039
Total Real Estate		276,251

Road & Rail - 1.1%
SMRT Corp.	132,000	157,427
Semiconductors & Semiconductor Equipment - 2.0%
Himax Technologies, Inc. - ADR	22,800	75,924
Infineon Technologies AG (a)	38,200	215,496
Total Semiconductors & Semiconductor Equipment		291,420

Software - 1.8%
Capcom Co. Ltd.	5,600	110,047
Nintendo Co. Ltd.	600	153,735
Total Software		263,782

Textiles, Apparel & Luxury Goods - 2.1%
Puma AG Rudolf Dassler Sport	340	112,907
Wacoal Corp.	9,000	117,507
Yue Yuen Industrial Holdings Ltd.	29,000	80,451
Total Textiles, Apparel & Luxury Goods		310,865

Tobacco - 0.8%
Swedish Match AB	5,600	112,460
Trading Companies & Distributors - 2.4%
Finning International (a)	7,700	115,070
ITOCHU Corp.	24,000	159,082
JFE Shoji Holdings	24,000	87,696
Total Trading Companies & Distributors		361,848

TOTAL COMMON STOCKS (Cost $13,568,306)		$13,852,879

Total Investments (Cost $13,568,306) - 93.3%		$13,852,879

	Principal
	Amount
REPURCHASE AGREEMENTS - 6.2%
J.P. Morgan
0.010%, dated 09/30/2009, due 10/01/2009
repurchase price $925,589 (b)	$925,589	925,589
TOTAL REPURCHASE AGREEMENTS (Cost $925,589)		$925,589

Other Assets in Excess of Liabilities - 0.5%		71,586
TOTAL NET ASSETS - 100.0%		$14,850,054

Footnotes

Percentages are stated as a percent of net assets.

ADR American Depository Receipt
(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:
Cost of investments	$15,250,018
Gross unrealized appreciation	827,859
Gross unrealized depreciation	(1,299,409)
Net unrealized appreciation (depreciation)	$(471,550)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
The Long/Short Equity - International-1 Portfolio
Schedule of Securities Sold Short
September 30, 2009 (Unaudited)

COMMON STOCKS	Shares	Value
Accor SA	2,100	$116,899
Adecco SA	1,900	101,023
Advantest Corp.	4,300	119,278
Agnico-Eagle Mines Ltd.	1,800	122,130
Air France-KLM	6,000	109,049
Aker Solutions ASA	8,600	96,853
ASML Holding NV	3,600	105,889
Autonomy Corp.	4,200	109,343
AXA SA - ADR	2,900	78,445
Bayerische Motoren Werke AG	2,100	101,257
Billabong International Ltd.	12,265	129,842
Biovail Corp.	5,100	78,693
Brasil Telecom Participacoes SA	1,500	79,950
Cairn Energy Plc	2,700	120,260
Central Japan Railway Co.	15	107,781
CGI Group Inc Class A	8,700	101,899
Cia de Minas Buenaventura SA - ADR	2,200	77,462
Cia Siderurgica Nacional SA - ADR	4,400	134,640
Cie de Saint-Gobain	2,300	119,315
Cie Generale de Geophysique-Verita - ADR	4,600	107,640
Cintra Concesiones De Infraestructuras de Transport	11,800	137,364
CNinsure, Inc. - ADR	3,900	89,544
Crown Ltd.	15,300	120,534
Danisco A/S	1,500	91,040
Dassault Systemes SA	1,900	105,905
Desarrolladora Homex SAB de CV - ADR	3,900	147,342
Disco Corporation	2,000	133,237
EDF Energies Nouvelles SA	1,900	104,737
EDF SA	3,100	183,906
EDP Renovaveis SA	9,600	105,572
EFG International AG	7,400	133,176
Electric Power Development Co. Ltd.	3,500	110,929
Eurazeo	1,800	117,636
Fanuc Ltd.	1,300	116,582
France Telecom - ADR	4,200	113,064
Fresenius Medical Care AG & Co. KGaA - ADR	1,500	74,610
Fugro Nv	2,000	115,503
Galp Energia SGPS SA - B Shares	6,100	105,511
GDF Suez	3,900	173,182
Gecina SA	1,100	131,190
Groupe Danone SA	1,800	108,470
Hamamatsu Photonics KK	4,700	112,572
Harvest Energy Trust	600	3,888
Heineken Holdings NV	2,700	110,136
Hirose Electric Co. Ltd.	1,300	146,560
HSBC Holdings PLC - ADR	2,000	114,700
Ibiden Co. Ltd.	2,900	107,904
ICAP PLC	604	4,080
ING Groep NV - ADR	4,700	83,801
Intercontinental Hotels Group PLC - ADR	5,900	76,228
Isetan Mitsukoshi Holdings Ltd.	9,300	106,816
James Hardie Industries NV	21,499	149,076
Jeronimo Martins SGPS SA	11,800	103,019
JGC Corp.	6,000	122,720
JSR Corp. - Class A	5,200	106,589
Kerry Group PLC - Class A	3,800	108,707
Keyence Corp.	500	106,834
Kissei Pharmaceutical Co. Ltd.	4,000	102,490
Kobayashi Pharmaceutical	2,400	109,352
Komatsu Ltd.	6,000	112,427
Korea Electric Power Corp. - ADR	8,300	126,492
Kyocera Corp.	1,300	120,637
Kyowa Hakko Kogyo Co. Ltd.	9,000	113,998
Lagardere SCA	2,300	107,131
Lan Airlines SA - ADR	5,900	77,762
Lindt & Spruengli AG	4	111,010
Lions Gate Entertainment Corp.	12,900	79,464
Lonza Group AG	1,000	109,042
LVMH Moet Hennessy Louis Vuitton SA	1,100	110,634
Macquarie Group Ltd.	2,271	117,784
Merck KGaA	1,100	109,379
Misumi Group, Inc.	5,700	119,442
Mitsubishi Estate Co. Ltd.	6,000	94,380
Mitsubishi Tanabe Pharmaceutical Corp.	8,000	106,679
Nabtesco Corp.	9,000	107,380
Nestle SA - ADR	2,700	115,263
NetEase.com - ADR	1,700	77,656
NGK Insulators Ltd.	6,000	139,030
Nidec Corp.	2,200	178,666
Nikon Corp.	6,000	109,753
Nissan Chemical Industries Ltd.	8,000	115,323
NTT DoCoMo, Inc. - ADR	5,100	80,886
Panasonic Electric Works Co. Ltd.	14,000	167,348
Pargesa Holding SA	1,200	103,638
Pernod-Ricard SA	1,300	103,241
Philippine Long Distance Telephone Co. - ADR	2,000	102,800
POSCO - ADR	1,000	103,940
Randgold Resources Ltd. - ADR	1,200	83,856
Repsol YPF SA - ADR	3,900	105,924
Rinnai Corp.	2,200	103,916
Rohm Co. Ltd.	1,500	104,941
Ryanair Holdings PLC - ADR	2,600	75,504
SABMiller PLC	4,700	113,346
Salzgitter AG	1,600	153,360
Sandvik AB	9,800	108,243
Sankyo Co. Ltd.	1,400	87,651
Santen Pharmaceutical Co. Ltd.	2,900	106,612
Shin-Etsu Chemical Co. Ltd.	1,700	104,540
Shinhan Financial Group Co. Ltd. - ADR	1,500	120,255
Showa Shell Sekiyu KK	9,600	104,914
Silver Standard Resources, Inc.	5,400	115,344
Sims Metal Management Ltd. - ADR	3,800	75,734
SMC Corp.	800	98,390
Smiths Group PLC	7,800	110,757
Societe Television Francaise 1	6,000	105,450
Sodexho	1,900	113,829
Softbank Corp.	4,900	107,700
Strabag SE	3,700	119,713
Suez Environnement Co.	5,400	123,352
Sumco Corp.	7,100	161,355
Telmex Internacional SAB de CV - ADR	8,500	118,575
Tenaris SA - ADR	2,100	74,802
Thales SA	2,300	114,098
Tokyo Broadcasting System, Inc.	6,400	108,871
Tokyo Electron Ltd.	1,900	121,283
Toyoda Gosei Co. Ltd.	3,600	105,275
Tsumura & Co.	4,500	162,424
TUI AG	9,900	102,135
UCB SA	2,400	101,288
Veolia Environnement - ADR	3,100	119,319
West Japan Railway Co.	29	109,842
William Demant Holding	1,500	111,459
WorleyParsons Ltd.	4,698	123,135
Yakult Honsha Co. Ltd.	7,200	192,102
Total Securities Sold Short (Proceeds $12,527,117)		$13,702,633

ADR American Depository Receipt

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

Description		Level 1	Level 2		Level 3	Total
Common Stocks		$13,628,917	$223,962	(1)	$—	$13,852,879
Preferred Stocks		—	—		—	—
Repurchase Agreements		—	925,589		—	925,589
Total Investments in Securities		$13,628,917	$1,149,551		$—	$14,778,468

Securities Sold Short		$(13,702,633)	$—		$—	$(13,702,633)

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:
	Diversified Telecommunication Services	108,892
	Trading Companies & Distributors	$115,070
		$223,962

Underlying Funds Trust
Market Neutral Equity
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 70.8%
Aerospace & Defense - 1.1%
AAR Corp. (a)	4,491	$98,533
Argon ST, Inc. (a)	1,562	29,756
DynCorp International, Inc. - Class A (a)	2,463	44,334
Herley Industries, Inc. (a)	5,098	66,529
Raytheon Co.	2,750	131,917
Todd Shipyards Corp.	2,461	40,459
Total Aerospace & Defense		411,528

Air Freight & Logistics - 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	2,333	74,586
Airlines - 0.2%
Hawaiian Holdings, Inc. (a)	4,317	35,659
Pinnacle Airlines Corp. (a)	5,283	35,396
Total Airlines		71,055

Auto Components - 0.2%
Dorman Products, Inc. (a)	1,977	29,694
Standard Motor Products, Inc.	1,749	26,585
Total Auto Components		56,279

Beverages - 0.4%
Coca-Cola Enterprises, Inc.	7,000	149,870
Biotechnology - 0.9%
Dendreon Corp. (a)	5,800	162,342
Vertex Pharmaceuticals, Inc. (a)	4,500	170,550
Total Biotechnology		332,892

Building Products - 0.1%
AAON, Inc.	1,240	24,899
Universal Forest Products, Inc.	662	26,123
Total Building Products		51,022

Capital Markets - 0.9%
Knight Capital Group, Inc. - Class A (a)	3,200	69,600
Northern Trust Corp.	2,400	139,584
T. Rowe Price Group, Inc.	3,000	137,100
Total Capital Markets		346,284

Chemicals - 2.1%
Airgas, Inc.	2,600	125,762
GenTek, Inc. (a)	1,483	56,413
Innospec, Inc.	3,418	50,416
Intrepid Potash, Inc. (a)	4,100	96,719
KMG Chemicals, Inc.	7,208	80,513
Nalco Holding Co.	6,550	134,209
NewMarket Corp.	426	39,635
Omnova Solutions, Inc. (a)	7,122	46,151
Sigma-Aldrich Corp.	3,250	175,435
Total Chemicals		805,253

Commercial Banks - 1.3%
1st Source Corp.	7,804	127,205
Cardinal Financial Corp.	15,747	129,598
Northrim BanCorp, Inc.	5,170	78,843
Oriental Financial Group, Inc.	2,019	25,641
Park National Corp.	959	55,948
Penns Woods Bancorp, Inc.	2,382	76,248
Total Commercial Banks		493,483

Commercial Services & Supplies - 2.7%
ATC Technology Corp. (a)	4,249	83,960
Cornell Cos., Inc. (a)	2,040	45,778
Deluxe Corp.	9,983	170,709
The Geo Group, Inc. (a)	5,386	108,636
Healthcare Services Group Inc.	1,226	22,509
ICT Group, Inc. (a)	2,873	30,166
Iron Mountain, Inc. (a)	5,150	137,299
Kimball International, Inc. - Class B	14,434	110,131
North American Galvanizing & Coating, Inc. (a)	12,252	74,370
Perma-Fix Environmental Services (a)	15,081	35,290
Standard Parking Corp. (a)	2,588	45,264
Stericycle, Inc. (a)	2,350	113,858
Waste Services, Inc. (a)	12,387	57,228
Total Commercial Services & Supplies		1,035,198

Communications Equipment - 1.2%
Anaren, Inc. (a)	4,708	80,036
BigBand Networks, Inc. (a)	7,534	30,211
Black Box Corp.	2,898	72,711
Communications Systems, Inc.	8,547	99,829
InterDigital, Inc. (a)	2,231	51,670
Viasat, Inc. (a)	4,536	120,567
Total Communications Equipment		455,024

Computers & Peripherals - 1.1%
ActivIdentity Corp. (a)	16,497	45,697
LaserCard Corp. (a)	9,836	83,016
Seagate Technology	10,550	160,465
Western Digital Corp. (a)	3,400	124,202
Total Computers & Peripherals		413,380

Construction & Engineering - 1.1%
Comfort Systems USA, Inc.	4,845	56,153
Dycom Industries, Inc. (a)	2,309	28,401
Great Lakes Dredge & Dock Corp.	15,314	106,892
Insituform Technologies, Inc. - Class A (a)	4,172	79,852
Primoris Services Corp.	2,264	16,323
Sterling Construction Co., Inc. (a)	6,725	120,445
Total Construction & Engineering		408,066

Construction Materials - 0.4%
Eagle Materials, Inc.	1,563	44,671
Martin Marietta Materials, Inc.	1,300	119,691
Total Construction Materials		164,362

Consumer Electronics - 0.2%
Universal Electronics, Inc. (a)	3,889	79,413
Consumer Finance - 0.8%
Advance America Cash Advance Centers, Inc.	14,831	83,054
First Cash Financial Services, Inc. (a)	2,341	40,101
Nelnet, Inc. - Class A (a)	6,340	78,870
QC Holdings, Inc.	14,116	95,283
Total Consumer Finance		297,308

Containers & Packaging - 1.1%
AEP Industries, Inc. (a)	953	38,025
Boise, Inc. (a)	5,559	29,351
Crown Holdings, Inc. (a)	6,550	178,160
Graphic Packaging Holding Co. (a)	13,377	30,901
Greif, Inc.	2,700	148,635
Total Containers & Packaging		425,072

Distributors - 0.0%
Aristotle Corp. (a)	1,061	6,080
Diversified Consumer Services - 2.2%
Brink's Home Security Holdings, Inc. (a)	4,000	123,160
Career Education Corp. (a)	4,450	108,491
Coinstar, Inc. (a)	3,201	105,569
CPI Corp.	1,235	15,400
Hillenbrand, Inc.	7,000	142,590
ITT Educational Services, Inc. (a)	1,350	149,053
Nobel Learning Communities, Inc. (a)	684	6,416
Regis Corp.	3,385	52,468
Strayer Education, Inc.	600	130,608
Total Diversified Consumer Services		833,755

Diversified Financial Services - 0.7%
IntercontinentalExchange, Inc. (a)	1,050	102,049
MarketAxess Holdings, Inc. (a)	4,833	58,238
Moody's Corp.	4,150	84,909
Total Diversified Financial Services		245,196

Diversified Telecommunication Services - 0.6%
Cincinnati Bell, Inc. (a)	20,234	70,819
Cogent Communications Group, Inc. (a)	10,393	117,441
Consolidated Communications Holdings, Inc.	1,018	16,298
Premiere Global Services, Inc. (a)	4,313	35,841
Total Diversified Telecommunication Services		240,399

Electric Utilities - 0.6%
The Empire District Electric Co.	4,605	83,305
ITC Holdings Corp.	2,900	131,805
Unisource Energy Corp.	476	14,637
Total Electric Utilities		229,747

Electrical Equipment - 0.7%
Cooper Industries PLC	4,150	155,915
Vicor Corp.	13,326	102,877
Total Electrical Equipment		258,792

Electronic Equipment, Instruments & Components - 1.2%
Dolby Laboratories, Inc. - Class A (a)	3,450	131,756
Mercury Computer Systems, Inc. (a)	4,077	40,199
OSI Systems, Inc. (a)	3,794	69,392
Spectrum Control, Inc. (a)	11,912	101,133
SYNNEX Corp. (a)	362	11,034
Tech Data Corp. (a)	2,513	104,566
Total Electronic Equipment, Instruments & Components		458,080

Energy Equipment & Services - 1.3%
Bristow Group, Inc. (a)	3,831	113,743
Cal Dive International, Inc. (a)	6,061	59,943
Diamond Offshore Drilling, Inc.	1,500	143,280
Oceaneering International, Inc. (a)	2,600	147,550
TGC Industries, Inc. (a)	6,105	29,609
Total Energy Equipment & Services		494,125

Food & Staples Retailing - 0.7%
Pricesmart, Inc.	5,973	111,994
Ruddick Corp.	2,491	66,311
Spartan Stores, Inc.	2,287	32,315
Winn Dixie Stores, Inc. (a)	3,103	40,711
Total Food & Staples Retailing		251,331

Food Products - 1.4%
B&G Foods, Inc. - Class A	3,961	32,440
Calavo Growers, Inc.	3,310	62,824
Dean Foods Co. (a)	7,500	133,425
HJ Heinz Co.	3,600	143,100
HQ Sustainable Maritime Industries Inc. (a)	8,726	76,789
Lifeway Foods, Inc. (a)	3,959	43,509
Sanderson Farms, Inc.	845	31,806
Total Food Products		523,893

Gas Utilities - 0.4%
EQT Corp.	3,550	151,230
Health Care Equipment & Supplies - 2.1%
American Medical Systems Holdings, Inc. (a)	6,104	103,280
Cantel Medical Corp. (a)	1,547	23,298
The Cooper Cos., Inc.	2,405	71,501
Edwards Lifesciences Corp. (a)	2,050	143,315
Greatbatch, Inc. (a)	1,508	33,885
Idexx Laboratories, Inc. (a)	2,450	122,500
Invacare Corp.	4,275	95,247
Thoratec Corp. (a)	4,650	140,755
Vascular Solutions, Inc. (a)	6,085	50,323
Total Health Care Equipment & Supplies		784,104

Health Care Providers & Services - 2.5%
Allion Healthcare, Inc. (a)	3,922	22,944
AMERIGROUP Corp. (a)	1,835	40,682
Amsurg Corp. (a)	3,496	74,220
Centene Corp. (a)	2,954	55,949
Chemed Corp.	1,701	74,657
Express Scripts, Inc. (a)	2,300	178,434
Health Grades, Inc. (a)	5,881	29,111
Magellan Health Services, Inc. (a)	818	25,407
NovaMed, Inc. (a)	16,955	76,806
Odyssey HealthCare, Inc. (a)	1,646	20,575
PSS World Medical, Inc. (a)	4,892	106,792
Skilled Healthcare Group, Inc. - Class A (a)	12,118	97,307
Sun Healthcare Group, Inc. (a)	3,563	30,784
Tenet Healthcare Corp. (a)	10,811	63,569
Virtual Radiologic Corporation Com (a)	2,862	37,292
Total Health Care Providers & Services		934,529

Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc.	6,900	139,863
Cerner Corp. (a)	2,100	157,080
Total Health Care Technology		296,943

Hotels, Restaurants & Leisure - 4.3%
Ambassadors Group, Inc.	2,613	40,893
Bob Evans Farms, Inc.	1,356	39,405
Brinker International, Inc.	6,150	96,739
California Pizza Kitchen, Inc. (a)	4,015	62,714
Carrols Restaurant Group Inc. (a)	4,226	31,949
The Cheesecake Factory, Inc. (a)	6,150	113,898
Choice Hotels International, Inc.	4,750	147,535
Denny's Corp. (a)	21,680	57,669
DineEquity, Inc.	1,447	35,813
Domino's Pizza, Inc. (a)	6,683	59,078
Jack in the Box, Inc. (a)	1,436	29,424
MTR Gaming Group, Inc. (a)	8,558	26,187
O'Charleys, Inc.	3,743	35,072
Panera Bread Co. - Class A (a)	2,650	145,750
Peet's Coffee & Tea, Inc. (a)	3,234	91,296
Pinnacle Entertainment, Inc. (a)	5,052	51,480
Red Robin Gourmet Burgers, Inc. (a)	3,392	69,265
Ruby Tuesday, Inc. (a)	5,290	44,542
Starbucks Corp. (a)	7,200	148,680
WMS Industries, Inc. (a)	3,200	142,592
Yum! Brands, Inc.	4,350	146,856
Total Hotels, Restaurants & Leisure		1,616,837

Household Durables - 0.1%
American Greetings Corp. - Class A	2,187	48,770
Household Products - 0.5%
Energizer Holdings, Inc. (a)	1,900	126,046
Oil-Dri Corporation of America	3,924	56,898
Total Household Products		182,944

Industrial Conglomerates - 0.2%
Tredegar Corp.	5,604	81,258
Insurance - 1.8%
American Equity Investment Life Holding Co.	13,143	92,264
Amtrust Financial Services, Inc.	3,422	39,045
Conseco, Inc. (a)	16,253	85,491
Delphi Financial Group - Class A	1,331	30,121
eHealth, Inc. (a)	2,678	38,885
First Acceptance Corp. (a)	18,753	50,633
First Mercury Financial Corp.	1,755	23,377
Hallmark Financial Services, Inc. (a)	12,681	102,082
Horace Mann Educators Corp.	7,086	98,991
Independence Holding Co.	1,865	10,966
National Interstate Corp.	2,047	35,822
NYMAGIC, Inc.	3,320	57,303
Total Insurance		664,980

Internet & Catalog Retail - 1.2%
Expedia, Inc. (a)	7,100	170,045
NetFlix, Inc. (a)	3,400	156,978
Stamps.com, Inc. (a)	11,151	103,147
Valuevision Media, Inc. (a)	12,111	40,087
Total Internet & Catalog Retail		470,257

Internet Software & Services - 2.1%
Art Technology Group, Inc. (a)	12,987	50,130
Equinix, Inc. (a)	1,700	156,400
Innodata Isogen, Inc. (a)	3,465	27,547
Internet Capital Group, Inc. (a)	8,229	68,794
j2 Global Communications, Inc. (a)	2,283	52,532
ModusLink Global Solutions, Inc. (a)	8,446	68,328
Saba Software, Inc. (a)	6,865	28,902
Sohu.com, Inc. (a)	2,550	175,389
Valueclick, Inc. (a)	7,038	92,831
Web.com Group, Inc. (a)	10,057	71,304
Total Internet Software & Services		792,157

IT Services - 2.8%
Acxiom Corp.	9,094	86,029
Alliance Data Systems Corp. (a)	2,500	152,700
Cybersource Corp. (a)	2,955	49,260
DST Systems, Inc. (a)	3,550	159,040
ExlService Holdings, Inc. (a)	6,080	90,349
Global Cash Access Holdings, Inc. (a)	13,066	95,512
Global Payments, Inc.	2,900	135,430
infoGROUP, Inc. (a)	5,454	38,232
Online Resources Corp. (a)	6,816	42,055
Startek, Inc. (a)	5,257	45,631
Unisys Corp. (a)	28,365	75,735
Virtusa Corp. (a)	11,167	105,975
Total IT Services		1,075,948

Leisure Equipment & Products - 0.3%
Smith & Wesson Holding Corp. (a)	11,531	60,307
Sport Supply Group, Inc.	4,150	42,289
Total Leisure Equipment & Products		102,596

Life Sciences Tools & Services - 0.6%
Cambrex Corp. (a)	16,283	102,583
Life Technologies Corp. (a)	2,750	128,012
Total Life Sciences Tools & Services		230,595

Machinery - 2.1%
Briggs & Stratton Corp.	3,169	61,510
FreightCar America, Inc.	5,563	135,181
Graco, Inc.	4,900	136,563
Miller Industries, Inc. (a)	4,915	54,065
Nordson Corp.	2,900	162,661
Portec Rail Products, Inc.	8,009	76,006
Valmont Industries, Inc.	1,900	161,842
Total Machinery		787,828

Media - 1.2%
Arbitron, Inc.	3,268	67,843
Cinemark Holdings, Inc.	6,950	72,002
Dolan Media Co. (a)	3,828	45,898
Knology, Inc. (a)	5,747	56,033
McClatchy Co. - Class A	9,753	24,968
Mediacom Communications Corp. - Class A (a)	7,954	45,815
Playboy Enterprises, Inc. - Class B (a)	22,998	69,454
Scholastic Corp.	2,464	59,974
Total Media		441,987

Metals & Mining - 1.0%
Great Northern Iron Ore Properties	760	69,920
Nucor Corp.	3,000	141,030
Southern Copper Corp.	5,400	165,726
Total Metals & Mining		376,676

Multiline Retail - 0.4%
Big Lots, Inc. (a)	5,800	145,116
Multi-Utilities - 0.3%
Avista Corp.	5,921	119,723
Oil, Gas & Consumable Fuels - 1.4%
CVR Energy, Inc. (a)	4,689	58,331
Holly Corp.	2,409	61,719
PetroHawk Energy Corp. (a)	5,900	142,839
Southwestern Energy Co. (a)	3,450	147,246
USEC, Inc. (a)	28,976	135,897
Total Oil, Gas & Consumable Fuels		546,032

Paper & Forest Products - 0.8%
Clearwater Paper Corp. (a)	1,225	50,629
KapStone Paper & Packaging Corp. (a)	6,931	56,418
Schweitzer-Mauduit International, Inc.	2,529	137,477
Wausau Paper Corp.	7,616	76,160
Total Paper & Forest Products		320,684

Personal Products - 0.8%
Herbalife Ltd.	4,000	130,960
Inter Parfums, Inc.	7,423	90,635
Mannatech, Inc.	23,938	91,682
Total Personal Products		313,277

Pharmaceuticals - 0.5%
Valeant Pharmaceuticals International (a)	6,250	175,375
Professional Services - 0.8%
Equifax, Inc.	4,650	135,501
Exponent, Inc. (a)	2,567	72,312
Hill International Inc. (a)	11,419	81,075
Total Professional Services		288,888

Real Estate Investment Trusts (REITs) - 1.9%
Agree Realty Corp.	2,753	63,126
CBL & Associates Properties, Inc.	3,520	34,144
Dynex Cap, Inc.	1,097	9,248
Franklin Street Properties Corp.	4,109	53,828
Getty Realty Corp.	5,105	125,277
Gladstone Commercial Corp.	7,348	100,520
Mission West Properties, Inc.	4,262	28,683
National Health Investors, Inc.	589	18,642
One Liberty Properties, Inc.	9,197	82,773
PMC Commercial Trust	3,330	24,342
Ventas, Inc.	4,250	163,625
Total Real Estate Investment Trusts (REITs)		704,208

Real Estate Management & Development - 0.4%
The St Joe Co. (a)	4,800	139,776
Road & Rail - 1.1%
JB Hunt Transport Services, Inc.	4,850	155,830
Landstar System, Inc.	3,200	121,792
Marten Transport Ltd. (a)	6,765	115,411
Patriot Transportation Holding, Inc. (a)	300	22,650
Total Road & Rail		415,683

Semiconductors & Semiconductor Equipment - 2.8%
Altera Corp.	7,750	158,952
Ceva, Inc. (a)	15,006	161,314
Cree, Inc. (a)	3,800	139,650
Hittite Microwave Corp. (a)	584	21,480
Intellon Corp. (a)	4,234	30,019
Kopin Corp. (a)	26,195	125,736
Nvidia Corp. (a)	9,750	146,543
RF Micro Devices, Inc. (a)	5,479	29,751
SRS Labs, Inc. (a)	2,487	18,180
White Electronic Designs Corp. (a)	19,284	89,092
Xilinx, Inc.	6,300	147,546
Total Semiconductors & Semiconductor Equipment		1,068,263

Software - 5.2%
Actuate Corp. (a)	7,113	41,113
Adobe Systems, Inc. (a)	4,400	145,376
Advent Software, Inc. (a)	4,000	161,000
BMC Software, Inc. (a)	3,550	133,231
Dynamics Resh Corp. (a)	1,037	13,502
Factset Research Systems, Inc.	2,550	168,912
FalconStor Software, Inc. (a)	15,238	75,733
GSE Systems, Inc. (a)	12,776	79,467
JDA Software Group, Inc. (a)	4,287	94,057
Lawson Software, Inc. (a)	17,587	109,743
MICROS Systems, Inc. (a)	4,250	128,308
Red Hat, Inc. (a)	5,400	149,256
S1 Corp. (a)	15,197	93,917
SonicWALL, Inc. (a)	9,856	82,790
Synchronoss Technologies, Inc. (a)	3,959	49,369
TIBCO Software, Inc. (a)	13,669	129,719
Tyler Technologies, Inc. (a)	3,503	59,866
VMware, Inc. - Class A (a)	5,100	204,867
Total Software		1,920,226

Specialty Retail - 2.2%
Aaron's, Inc.	2,206	58,238
Advance Auto Parts, Inc.	3,300	129,624
Aeropostale, Inc. (a)	4,250	184,748
Big 5 Sporting Goods Corp.	1,720	25,972
Books-A-Million, Inc.	5,196	62,560
The Cato Corp. - Class A	3,417	69,331
Charming Shoppes Inc. (a)	7,619	37,409
Dress Barn, Inc. (a)	2,335	41,867
Jo-Ann Stores, Inc. (a)	1,547	41,506
Rent-A-Center, Inc. (a)	1,441	27,206
Staples, Inc.	7,050	163,701
Total Specialty Retail		842,162

Textiles, Apparel & Luxury Goods - 0.4%
Maidenform Brands, Inc. (a)	1,549	24,877
Timberland Co. - Class A (a)	2,879	40,076
Unifirst Corp.	1,852	82,321
Total Textiles, Apparel & Luxury Goods		147,274

Thrifts & Mortgage Finance - 1.5%
Beacon Federal Bancorp, Inc.	6,163	57,008
First Defiance Financial Corp.	2,758	41,122
K-Fed Bancorp	4,308	38,858
NewAlliance Bancshares, Inc.	8,824	94,417
OceanFirst Financial Corp.	4,461	51,747
Provident New York Bancorp	12,260	117,083
Rockville Financial, Inc.	5,800	62,350
ViewPoint Financial Group	8,099	113,710
Total Thrifts & Mortgage Finance		576,295

Tobacco - 0.4%
Alliance One International, Inc. (a)	15,177	67,993
Universal Corp.	2,309	96,562
Total Tobacco		164,555

Wireless Telecommunication Services - 0.5%
American Tower Corp. - Class A (a)	3,750	136,500
iPCS, Inc. (a)	4,133	71,914
Total Wireless Telecommunication Services		208,414

TOTAL COMMON STOCKS (Cost $21,929,011)		$26,747,063

Total Investments (Cost $21,929,011) - 70.8%		26,747,063

	Principal
	Amount
REPURCHASE AGREEMENTS - 26.9%
J.P. Morgan
0.010%, dated 09/30/2009, due 10/01/2009
repurchase price $10,151,238 (b)	$10,151,235	10,151,235
TOTAL REPURCHASE AGREEMENTS (Cost $10,151,235)		$10,151,235

Other Assets in Excess of Liabilities - 2.3%		881,907
TOTAL NET ASSETS - 100.0%		$37,780,205

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing.
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:
Cost of investments	$33,157,242
Gross unrealized appreciation	4,111,765
Gross unrealized depreciation	(370,709)
Net unrealized appreciation	$3,741,056

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Underlying Funds Trust
Market Neutral Equity
Schedule of Securities Sold Short
September 30, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS
AC Moore Arts & Crafts, Inc.	2,393	$8,615
Actel Corp.	1,859	22,624
Acuity Brands, Inc.	2,975	95,825
Aerovironment, Inc.	3,622	101,742
Air Products & Chemicals, Inc.	2,000	155,160
Albemarle Corp.	4,400	152,240
Alexander & Baldwin, Inc.	3,515	112,796
Alico, Inc.	444	13,049
Alpha Natural Resources, Inc.	3,900	136,890
AM Castle & Co.	2,041	20,288
AMCOL International Corp.	1,928	44,132
American Campus Communities, Inc.	4,189	112,475
American Ecology Corp.	4,679	87,497
American Railcar Industries, Inc.	1,444	15,321
Amerigon, Inc.	5,493	40,374
Ameris Bancorp	5,119	36,601
Analogic Corp.	747	27,654
The Andersons, Inc.	2,630	92,576
ANSYS, Inc.	3,300	123,651
AON Corp.	3,600	146,484
Arena Resources, Inc.	2,283	81,046
Arkansas Best Corp.	2,620	78,443
Ascent Media Corp. - Class A	3,543	90,701
Astoria Financial Corp.	1,268	13,999
Astronics Corp.	4,000	37,600
athenahealth, Inc.	2,788	106,976
Autodesk, Inc.	6,300	149,940
Automatic Data Processing, Inc.	3,700	145,410
Avatar Holdings, Inc.	2,437	46,303
Avery Dennison Corp.	4,200	151,242
Avid Technology, Inc.	4,442	62,588
Avon Products, Inc.	3,600	122,256
Baldor Electric Co.	924	25,262
Barnes Group, Inc.	1,976	33,770
Becton, Dickinson & Co.	2,000	139,500
Bel Fuse, Inc. - Class B	2,115	40,248
Belden, Inc.	2,881	66,551
Berkshire Hills Bancorp, Inc.	4,743	104,061
BioMarin Pharmaceutical, Inc.	7,100	128,368
BJ's Wholesale Club, Inc.	3,800	137,636
Bluelinx Holdings, Inc.	4,761	19,092
BMP Sunstone Corp.	3,983	16,211
BPZ Resources, Inc.	2,911	21,891
The Brink's Co.	6,000	161,460
Brooks Automation, Inc.	8,219	63,533
Brunswick Corp.	3,802	45,548
CA, Inc.	6,600	145,134
Cabot Corp.	1,469	33,949
Calgon Carbon Corp.	7,367	109,253
Care Investment Trust, Inc.	6,577	50,446
Cathay General Bancorp	4,353	35,216
Cavco Industries, Inc.	3,412	121,126
Cavium Networks, Inc.	2,076	44,572
CDI Corp.	3,860	54,233
Cenveo, Inc.	2,818	19,501
Chemical Financial Corp.	5,680	123,767
Christopher & Banks Corp.	10,467	70,862
Cirrus Logic, Inc.	7,339	40,805
Citizens, Inc.	15,099	95,728
Clean Harbors, Inc.	3,744	210,637
CNX Gas Corp.	4,300	132,010
Coca-Cola Bottling Co. Consolidated	2,172	105,190
Cognex Corp.	7,068	115,774
Cohen & Steers, Inc.	3,223	77,352
Coherent, Inc.	1,452	33,861
Cohu, Inc.	5,631	76,356
Colonial Properties Trust	2,734	26,602
Columbia Banking System, Inc.	4,164	68,914
Compass Minerals International, Inc.	1,900	117,078
Comtech Telecommunications Corp.	1,368	45,445
Conmed Corp.	1,662	31,861
Consolidated Graphics, Inc.	1,744	43,513
Continental Airlines, Inc. - Class B	2,591	42,596
The Corporate Executive Board Co.	4,750	118,275
Costco Wholesale Corp.	2,750	155,265
Cousins Properties, Inc.	39	323
Covance, Inc.	2,200	119,130
Cross Country Healthcare, Inc.	2,793	26,003
Crown Castle International Corp.	4,700	147,392
Cutera, Inc.	12,298	106,378
Cynosure, Inc. - Class A	5,923	69,003
Cytec Industries, Inc.	562	18,248
Daktronics, Inc.	1,340	11,484
Danaher Corp.	2,100	141,372
Darling International, Inc.	6,141	45,136
Delta Natural Gas Co., Inc.	1,045	27,692
Deltic Timber Corp.	1,324	60,599
DemandTec, Inc.	5,748	50,755
Diamond Hill Investment Group, Inc.	950	55,071
DISH Network Corp. - Class A	6,500	125,190
Dresser-Rand Group, Inc.	4,600	142,922
Ebix, Inc.	1,716	94,998
Eclipsys Corp.	6,723	129,754
Electro Scientific Industries, Inc.	8,031	107,535
Electronic Arts, Inc.	5,900	112,395
Electronics for Imaging, Inc.	10,865	122,449
EnPro Industries, Inc.	1,992	45,537
Enterprise Financial Services Corp.	3,425	31,681
Epicor Software Corp.	10,856	69,153
Equity Lifestyle Properties, Inc.	2,468	105,606
The Estee Lauder Cos., Inc. - Class A	3,350	124,218
Ethan Allen Interiors, Inc.	1,462	24,123
Farmers Capital Bank Corp.	2,776	49,635
FARO Technologies, Inc.	5,296	90,985
Federal Mogul Corp.	560	6,759
FelCor Lodging Trust, Inc.	5,553	25,155
First Bancorp/Puerto Rico	7,191	21,933
First Commonwealth Financial Corp.	8,467	48,093
FLIR Systems, Inc.	4,800	134,256
Flowers Foods, Inc.	4,900	128,821
FMC Corp.	2,950	165,937
Forward Air Corp.	2,225	51,509
Franklin Resources, Inc.	1,500	150,900
Fulton Financial Corp.	5,460	40,186
Gartner, Inc.	6,600	120,582
Genomic Health, Inc.	2,022	44,201
Gen-Probe, Inc.	3,300	136,752
Genuine Parts Co.	4,000	152,240
Georesources, Inc.	1,428	15,779
Global Traffic Network, Inc.	14,458	67,519
Gorman-Rupp Co.	480	11,957
GrafTech International Ltd.	1,593	23,417
Guidance Software, Inc.	6,078	26,865
H&R Block, Inc.	9,000	165,420
Halliburton Co.	5,150	139,668
Hancock Holding Co.	641	24,082
Harris & Harris Group, Inc.	12,549	78,431
Harvest Natural Resources, Inc.	12,537	64,315
Hasbro, Inc.	4,400	122,100
Heidrick & Struggles International, Inc.	4,472	104,019
Herman Miller, Inc.	1,893	32,011
Hewitt Associates, Inc. - Class A	4,700	171,221
Home Properties, Inc.	2,117	91,221
Hooker Furniture Corp.	1,582	21,357
Horsehead Holding Corp.	1,349	15,810
HSN, Inc.	1,468	23,899
Hughes Communications, Inc.	2,579	78,247
Hurco Cos, Inc.	2,334	39,865
IBERIABANK Corp.	2,222	101,234
IHS, Inc. - Class A	3,250	166,172
II-VI, Inc.	1,677	42,663
Imation Corp.	5,046	46,776
Immersion Corp.	14,874	63,661
Imperial Sugar Co.	2,394	30,356
IMS Health, Inc.	9,250	141,987
Infinera Corp.	13,180	104,781
Infospace, Inc.	13,758	106,487
Insteel Industries, Inc.	5,209	62,248
Interactive Data Corp.	6,200	162,502
Intermec, Inc.	4,994	70,415
Internap Network Services Corp.	23,953	76,889
International Rectifier Corp.	4,088	79,675
International Speedway Corp. - Class A	4,133	113,947
Intersections, Inc.	4,337	25,024
IPG Photonics Corp.	2,559	38,897
Jacobs Engineering Group, Inc.	2,600	119,470
Jakks Pacific, Inc.	4,065	58,211
Kadant, Inc.	1,204	14,604
Kaiser Aluminum Corp.	1,032	37,523
Kaydon Corp.	2,817	91,327
Kelly Services, Inc.- Class A	7,966	97,982
Kenexa Corp.	1,552	20,921
Korn/Ferry International	7,029	102,553
Krispy Kreme Doughnuts, Inc.	22,647	80,850
K-Swiss, Inc. - Class A	9,200	80,868
Lakeland Bancorp, Inc.	13,126	98,445
Landry's Restaurants, Inc.	5,424	56,952
Lawson Products, Inc.	2,125	36,996
LCA-Vision, Inc.	15,659	109,770
Lennox International, Inc.	3,850	139,062
Leucadia National Corp.	5,050	124,836
Linear Technology Corp.	5,600	154,728
Littelfuse, Inc.	3,460	90,790
Live Nation, Inc.	12,613	103,300
Luby's, Inc.	12,709	53,378
Lufkin Industries, Inc.	360	19,145
MainSource Financial Group, Inc.	2,609	17,741
Manhattan Associates, Inc.	6,367	128,613
Marine Products Corp.	12,058	66,681
Marriott International, Inc. - Class A	6,775	186,922
Marsh & McLennan Companies, Inc.	5,700	140,961
Martha Stewart Living Omnimedia, Inc. - Class A	4,868	30,474
Matthews International Corp. - Class A	3,450	122,061
MB Financial Corp.	1,364	28,603
The McGraw-Hill Cos., Inc.	3,400	85,476
McKesson Corp.	2,500	148,875
MEMC Electronic Materials, Inc.	5,950	98,948
Methode Electronics, Inc.	2,380	20,635
Metro Bancorp, Inc.	4,728	57,540
Mettler-Toledo International, Inc.	1,800	163,062
Mid-America Apartment Communities, Inc.	1,361	61,422
Minerals Technologies, Inc.	2,148	102,159
MKS Instruments, Inc.	5,082	98,032
Monolithic Power Systems, Inc.	3,096	72,601
Morgans Hotel Group Co.	9,416	51,035
Movado Group, Inc.	1,448	21,039
MPS Group, Inc.	10,177	107,062
MTS Systems Corp.	3,734	109,070
Mueller Industries, Inc.	3,829	91,398
National Instruments Corp.	6,000	165,780
Natus Medical, Inc.	1,438	22,188
Navigant Consulting, Inc.	8,454	114,129
Neenah Paper, Inc.	3,914	46,068
Ness Technologies, Inc.	3,428	27,047
Netezza Corp.	7,839	88,110
Netsuite, Inc.	4,232	64,750
Newport Corp.	3,945	34,558
NL Industries	8,789	58,886
Nordson Corp.	627	35,169
OM Group, Inc.	1,484	45,099
Omega Flex, Inc.	3,027	50,763
Omnicom Group, Inc.	3,800	140,372
Omnivision Technologies, Inc.	3,560	57,957
Opnet Technologies, Inc.	11,074	121,039
Oshkosh Corp.	753	23,290
Osteotech, Inc.	13,888	61,802
Otter Tail Corp.	3,850	92,130
PACCAR, Inc.	4,300	162,153
Packaging Corp of America	7,100	144,840
PacWest Bancorp	2,901	55,264
Pall Corp.	6,100	196,908
Panhandle Oil and Gas, Inc. - Class A	1,662	35,500
Patterson Cos., Inc.	5,200	141,700
Paychex, Inc.	4,900	142,345
PC Connection, Inc.	9,727	52,915
Penford Corp.	6,520	46,748
Pharmaceutical Product Development, Inc.	4,100	89,954
Pico Holdings, Inc.	2,091	69,735
Pinnacle Financial Partners, Inc.	3,749	47,650
PPL Corp.	4,900	148,666
Precision Castparts Corp.	1,200	122,244
Presidential Life Corp.	3,145	32,582
Public Service Enterprise Group, Inc.	5,450	171,348
QAD, Inc.	6,231	28,351
RadioShack Corp.	8,800	145,816
Range Resources Corp.	2,900	143,144
Reading International, Inc.	13,105	53,862
Redwood Trust, Inc.	5,558	86,149
Resources Connection, Inc.	7,051	120,290
Retail Ventures, Inc.	6,517	34,345
Rockwell Collins, Inc.	3,150	160,020
Rofin-Sinar Technologies, Inc.	1,868	42,889
Rogers Corp.	1,598	47,892
Roper Industries, Inc.	2,300	117,254
Rovi Corp.	2,922	98,179
RPC, Inc.	2,661	27,887
Ryland Group, Inc.	3,485	73,429
Saia, Inc.	5,358	86,157
Sanders Morris Harris Group, Inc.	10,967	64,815
Sandy Spring Bancorp, Inc.	4,329	70,476
SBA Communications Corp. - Class A	4,700	127,041
Scripps Networks Interactive Inc. - Class A	3,500	129,325
SEI Investments Co.	5,400	106,272
The Sherwin-Williams Co.	2,600	156,416
Shutterfly, Inc.	7,873	130,928
Silicon Graphics International Corp.	4,675	31,369
Skechers U.S.A., Inc.- Class A	5,182	88,819
Smithfield Foods, Inc.	4,705	64,929
Sonic Automotive, Inc. - Class A	683	7,171
SonoSite, Inc.	3,964	104,887
The Spectranetics Corporation	8,138	52,165
Standard Microsystems Corp.	1,736	40,293
Starwood Hotels & Resorts Worldwide, Inc.	5,150	170,104
Stratasys, Inc.	4,994	85,697
Stryker Corp.	2,700	122,661
Superior Industries International	5,772	81,962
Supertex, Inc.	3,213	96,390
Support.com, Inc.	36,141	86,738
SVB Financial Group	1,025	44,352
SWS Group, Inc.	8,442	121,565
Sybase, Inc.	4,000	155,600
Symantec Corp.	9,200	151,524
Tanger Factory Outlet Centers, Inc.	2,923	109,145
Techwell, Inc.	3,281	36,025
Tecumseh Products Co. - Class A	3,088	34,987
Tejon Ranch Co.	4,381	112,504
Tennant Co.	1,029	29,903
Teton Advisors, Inc.	58	232
Tiffany & Co.	3,600	138,708
Tim Hortons, Inc.	5,050	142,915
Total System Services, Inc.	11,600	186,876
TranS1, Inc.	9,428	45,349
Trimble Navigation Ltd.	5,100	121,941
TrueBlue, Inc.	6,983	98,251
Ultralife Corp.	6,394	38,748
Unica Corp.	11,920	90,830
United Fire & Casualty Co.	4,794	85,813
United Rentals, Inc.	5,301	54,600
Universal Stainless & Alloy	520	9,490
USA Truck, Inc.	5,528	70,206
Vaalco Energy, Inc.	17,324	79,690
Vail Resorts, Inc.	1,272	42,663
VASCO Data Security International, Inc.	7,095	52,645
VCA Antech, Inc.	6,500	174,785
Vector Group Ltd.	6,978	108,722
Veeco Instruments, Inc.	975	22,737
Viacom Inc. - Class B	4,700	131,788
Viad Corp.	3,615	71,975
Volcano Corp.	7,328	123,257
Volt Information Sciences, Inc.	6,165	75,336
Volterra Semiconductor Corp.	2,127	39,073
Wabtec Corp.	3,350	125,725
Washington Federal, Inc.	7,855	132,435
Washington Trust Bancorp, Inc.	6,598	115,597
Waste Management, Inc.	3,850	114,807
Waters Corp.	3,450	192,717
Watson Wyatt Worldwide, Inc. - Class A	2,850	124,146
Weight Watchers International, Inc.	6,400	175,616
Westlake Chemical Corp.	4,007	102,980
Whitney Holding Corp.	2,932	27,971
Winnebago Industries, Inc.	1,133	16,666
Worthington Industries, Inc.	4,042	56,184
WSFS Financial Corp.	814	21,685
Zebra Technologies Corp. - Class A	4,500	116,685
Zenith National Insurance Corp.	3,808	117,667
Zoll Medical Corp.	1,362	29,310
Zumiez, Inc.	6,874	112,802
Total Securities Sold Short (Proceeds $23,967,940)		$26,295,118

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

Description	Level 1	Level 2	Level 3		Total
Common Stocks	$26,747,063	$—	$—		$26,747,063
Repurchase Agreements	—	10,151,235	—		10,151,235
Total Investments in Securities	$26,747,063	$10,151,235	$—		$36,898,298

Securities Sold Short
Common Stocks	$(26,294,886)	$—	$(232	)(1)	$(26,295,118)
Total Securities Sold Short	$(26,294,886)	$—	$(232)		$(26,295,118)

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
Capital Markets	$(232)
	$(232)

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.
	Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/08	$—	—	—
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation
(depreciation)		(232)	—
Net purchases (sales)	—	—	—
Transfer in and/or out of Level 3	—	—	—
Balance as of 9/30/09	$—	$(232)	$—

Change in unrealized appreciation/depreciation during the
year for level 3 investments held at September 30, 2009	$—	$(232)	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Underlying Funds Trust
Relative Value
Schedule of Investments
September 30, 2009 (Unaudited)

		Shares	Value
COMMON STOCKS - 5.4%
Containers & Packaging - 0.7%
Caraustar Industries, Inc. (b) (h)		143	$285,714
Constar International Inc. (Acquired 6/3/2009, Cost $12,600) (a) (b)		1,260	21,483
Total Containers & Packaging			307,197

Diversified Telecommunication Services - 1.5%
Primus Telecommunications Group Inc. (b)		97,022	674,303
Household Products - 1.3%
Spectrum Brands, Inc. (b)		25,822	593,906
Independent Power Producers & Energy Traders - 1.8%
Calpine Corp. (b)		69,591	801,688
Machinery - 0.0%
Luxfer (Acquired 6/21/2007, Cost $444,173) (a) (b) (f) (i)		23,050	5,888
Media - 0.0%
Vertis Holdings, Inc. (Acquired 10/15/2008, Cost $686,998) (a) (b) (f) (h)		16,276	0
Paper & Forest Products - 0.1%
Tembec, Inc. (b)		73,333	58,905
Restaurants - 0.0%
Buffets Restaurants Holdings, Inc. (b) (h)		1,912	478
Transportation Infrastructure - 0.0%
Dura Automotive Systems, Inc. (Acquired 7/1/2008, Cost $2,488,743) (a) (b) (f) (h)		137,067	0
Dura Operating Corp. (Acquired 7/1/2008 and 7/1/2009, Cost $0) (a) (b) (f) (h)		7,579,000	0
Total Transportation Infrastructure			0

TOTAL COMMON STOCKS (Cost $7,823,697)			$2,442,365

INVESTMENT COMPANIES - 4.5%
Proshares Short Russell 2000		30,000	1,401,600
Proshares UltraShort Euro (b)		3,500	63,140
Proshares UltraShort Russell 2000		20,000	572,000
TOTAL INVESTMENT COMPANIES (Cost $2,265,989)			$2,036,740

CONVERTIBLE PREFERRED STOCKS - 0.0%
Transportation Infrastructure - 0.0%
Dura Operating Corp. 20% (Acquired 6/25/2008 and 8/28/2008, Cost $3,569,742) (a) (b) (f) (h)		39,706	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,569,742)			$0

		Principal
		Amount
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.1%
Countrywide Asset-Backed Certificates
Series 2007-SEA1 Class 2B1, 5.000%, 12/25/2036 (Acquired 10/26/2007, Cost $27,635) (a)		$60,000	2,207
Series 2007-SEA1 Class 2M5, 2.085%, 02/25/2037 (Acquired 10/26/2007, Cost $58,943) (a)		84,000	4,539
Series 2007-QH1 Class B1, 5.000%, 02/25/2037 (Acquired 7/30/2007 and 9/1/2009, Cost $23,402) (a)		69,446	160
Series 2007-QX1 Class M3, 2.085%, 04/25/2037 (Acquired 10/26/2007, Cost $141,581) (a)		247,000	3,705
Series 2007-QH2 Class B1, 5.000%, 04/25/2037 (Acquired 6/20/2007, Cost $83,801) (a)		100,000	250
Series 2007-QX1 Class M1, 1.535%, 05/25/2037 (Acquired 10/26/2007, Cost $72,628) (a)		96,000	9,552
Series 2007-QX1 Class M2, 1.785%, 05/25/2037 (Acquired 10/26/2007, Cost $252,058) (a)		342,000	17,918
Series 2007-QX1 Class M4, 2.085%, 05/25/2037 (Acquired 10/26/2007, Cost $56,139) (a)		107,000	1,070
Series 2007-QX1 Class B1, 5.000%, 05/25/2037 (Acquired 7/30/2007 and 9/1/2009, Cost $39,284) (a)		125,421	234
Series 2007-QX1 Class M5, 5.000%, 05/25/2037 (Acquired 7/30/2007, Cost $126,421) (a)		200,000	1,750
Series 2007-QX1 Class M6, 5.000%, 05/25/2037 (Acquired 7/30/2007, Cost $50,421) (a)		79,000	592
Series 2007-QX1 Class M7, 5.000%, 05/25/2037 (Acquired 7/30/2007, Cost $41,682) (a)		65,000	325
Series 2007-SEA2 Class 2M1, 2.785%, 06/25/2047 (Acquired 10/26/2007, Cost $47,410) (a)		53,000	3,975
Series 2007-SEA2 Class 2M2, 2.785%, 06/25/2047 (Acquired 10/26/2007, Cost $70,110) (a)		81,000	5,062
Series 2007-SEA2 Class 2M3, 2.785%, 06/25/2047 (Acquired 10/26/2007, Cost $119,899) (a)		145,000	7,612
Series 2007-SEA2 Class 2M4, 2.785%, 06/25/2047 (Acquired 10/26/2007, Cost $26,147) (a)		34,000	1,530
Series 2007-SEA2 Class 2B1, 5.000%, 06/25/2047 (Acquired 10/26/2007, Cost $8,027) (a)		16,000	200
Series 2007-SEA2 Class 2M5, 5.000%, 06/25/2047 (Acquired 10/26/2007, Cost $74,902) (a)		112,000	3,920
Series 2007-SEA2 Class 2M6, 5.000%, 06/25/2047 (Acquired 10/26/2007, Cost $10,239) (a)		16,000	400
Federal Home Loan Mortgage Corp.
Series 2591, 5.500%, 02/15/2030 (g)		259,736	13,346
QHL-1 1st Funding Loan
12.000%, 05/17/2010 (Acquired 5/24/2007-6/15/2007, Cost $598,794) (a) (d) (f) (h)		598,794	2,372
Terwin Mortgage Trust
Series 2007-QHL1, 0.000%, 10/25/2013 (Acquired 10/22/2007, Cost $407,038) (a)		660,723	0
Series 2007-QHL1, 0.000%, 10/13/2038 (Acquired 10/22/2007, Cost $654,786) (a)		679,937	329,907
Series 2007-QHL1 Class P, 0.000%, 10/25/2038 (Acquired 10/22/2007, Cost $44,286) (a)		5,614,772	0
Series 2007-QHL1 Class X, 0.000%, 10/25/2038 (Acquired 10/22/2007, Cost $358,428) (a)		5,614,772	0
Series 2007-QHL1 Class M1, 0.017%, 10/25/2038 (Acquired 10/22/2007, Cost $239,477) (a)		260,000	22,100
Series 2007-QHL1 Class M2, 1.746%, 10/25/2038 (Acquired 10/22/2007, Cost $191,384) (a)		217,000	14,648
Series 2007-QHL1 Class M3, 1.746%, 10/25/2038 (Acquired 10/22/2007, Cost $205,438) (a)		255,000	12,113
Series 2007-QHL1 Class M4, 1.746%, 10/25/2038 (Acquired 10/22/2007, Cost $91,328) (a)		118,000	4,425
Series 2007-QHL1 Class B1, 5.000%, 10/25/2038 (Acquired 10/22/2007, Cost $107,243) (a)		160,000	2,021
Series 2007-QHL1 Class M5, 5.000%, 10/25/2038 (Acquired 10/22/2007, Cost $167,408) (a)		229,000	7,729
Series 2007-QHL1 Class M6, 5.000%, 10/25/2038 (Acquired 10/22/2007, Cost $63,053) (a)		89,000	2,670
Series 2007-QHL1 Class M7, 5.000%, 10/25/2038 (Acquired 10/22/2007, Cost $60,357) (a)		87,000	1,631
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,630,793)			$477,963

CONVERTIBLE BONDS - 3.4%
Auto Components - 1.8%
Standard Motor Products, Inc.
15.000%, 04/15/2011 (h)		780,000	795,600
Energy Equipment & Services - 0.9%
Trico Marine Services, Inc.
3.000%, 01/15/2027		700,000	408,625
Semiconductors & Semiconductor Equipment - 0.7%
Spansion, Inc.
2.250%, 06/15/2016 (Acquired 09/23/2009, Cost $264,308) (a) (d)		800,000	336,000
TOTAL CONVERTIBLE BONDS (Cost $1,426,262)			$1,540,225

CORPORATE BONDS - 62.2%
Airlines - 1.0%
American Airlines, Inc. Equipment Trust 1990
10.610%, 03/04/2010		500,000	463,750
Apparel Retail - 0.3%
Rafaella Apparel Group, Inc.
11.250%, 06/15/2011		506,000	126,500
Auto Components - 4.2%
Cooper-Standard Automotive, Inc.
8.375%, 12/15/2014 (d)		1,000,000	150,000
J.B. Poindexter & Co., Inc.
8.750%, 03/15/2014		1,000,000	840,000
Keystone Automotive Operations, Inc.
9.750%, 11/01/2013 (f)		1,000,000	262,500
Lear Corp.
8.750%, 12/01/2016 (d)		1,000,000	660,000
Total Auto Components			1,912,500

Building Products - 0.3%
Dayton Superior Corp.
13.000%, 06/15/2010 (d)		381,000	125,730
Commercial Services & Supplies - 1.1%
Aleris International, Inc.
10.000%, 12/15/2016 (d) (f)		1,000,000	1,000
West Corp.
9.500%, 10/15/2014		500,000	490,000
Total Commercial Services & Supplies			491,000

Computers & Peripherals - 0.6%
Intcomex, Inc.
11.750%, 01/15/2011 (i)		455,000	287,787
Containers & Packaging - 6.0%
Berry Plastic Holdings Corp.
10.250%, 03/01/2016		1,000,000	850,000
Caraustar Industries, Inc.
10.000%, 08/15/2014 (h)		388,572	389,777
Portola Packaging, Inc.
8.250%, 02/01/2012 (d) (f) (h)		1,000,000	515,000
Solo Cup Co.
8.500%, 02/15/2014		1,000,000	955,000
Total Containers & Packaging			2,709,777

Diversified Telecommunication Services - 1.4%
Securus Technologies, Inc.
11.000%, 09/01/2011		746,000	634,100
Electrical Equipment - 2.1%
Coleman Cable, Inc.
9.875%, 10/01/2012		1,000,000	925,000
International Wire Group, Inc.
10.000%, 10/15/2011 (h)		26,000	26,455
Total Electrical Equipment			951,455

Electronic Equipment, Instruments & Components - 1.6%
Viasystems, Inc.
10.500%, 01/15/2011		722,000	712,073
Electronics - 1.3%
NXP BV/NXP Funding LLC
10.000%, 07/15/2013 (Acquired 4/2/2009, Cost $170,000) (a) (f)		170,000	166,600
Protection One Alarm Monitoring Inc.
12.000%, 11/15/2011 (i)		425,000	433,500
Total Electronics			600,100

Health Care Equipment & Supplies - 2.1%
Accellent, Inc.
10.500%, 12/01/2013		1,000,000	955,000
Health Care Providers & Services - 2.0%
Select Medical Corp.
6.428%, 09/15/2015 (c)		1,000,000	880,000
Hotels, Restaurants & Leisure - 4.0%
Inn of the Mountain Gods Resort & Casino
12.000%, 11/15/2010 (d)		500,000	231,250
Landrys Restaurants, Inc.
14.000%, 08/15/2011		500,000	501,875
Silverleaf Resorts, Inc.
8.000%, 04/01/2010 (i)		1,200,000	1,074,000
Total Hotels, Restaurants & Leisure			1,807,125

Household Durables - 0.3%
TOUSA, Inc.
9.000%, 07/01/2010 (d) (f)		1,000,000	110,000
Waterford Wedgwood PLC
9.875%, 12/01/2010 (Acquired 1/30/2008, Cost $530,970) (a) (d) (f)	EUR	500,000	732
Total Household Durables			110,732

Household Products - 0.4%
Spectrum Brands, Inc.
12.000%, 08/28/2019		$208,000	197,600
Machinery - 1.7%
Luxfer Holdings
11.330%, 02/06/2012 (Acquired 9/19/2007, Cost $122,270) (a) (f) (i)		80,000	79,269
Milacron Escrow Corp.
11.500%, 05/15/2011 (d) (f)		1,000,000	40,000
Wolverine Tube Inc 15%
15.000%, 03/31/2012 (h)		765,833	658,616
Total Machinery			777,885

Marine - 1.0%
Ultrapetrol Bahamas Ltd.
9.000%, 11/24/2014		500,000	438,750

Media - 4.5%
CCH I LLC / CCH I Capital Corp.
11.000%, 10/01/2015 (d)		1,000,000	185,000
Charter Comm. Holdings I LLC/Charter Comm. Holdings I Capital Corp.
13.500%, 01/15/2014 (d)		1,000,000	15,000
11.750%, 05/15/2014 (d)		1,000,000	10,000
Knight Ridder, Inc.
7.125%, 06/01/2011		750,000	585,938
Satelites Mexicanos SA de CV
9.033%, 11/30/2011 (c)		500,000	415,000
The Sheridan Group, Inc.
10.250%, 08/15/2011		500,000	420,000
Sun Media Corp.
7.625%, 02/15/2013		500,000	382,500
Vertis, Inc.
13.500%, 04/01/2014 (f)		324,515	25,961
Total Media			2,039,399

Metals & Mining - 2.9%
Asia Aluminum Holdings Ltd.
8.000%, 12/23/2011 (d)		25,000	4,250
Frontera Copper Corp.
10.000%, 06/15/2010	CAD	1,300,000	889,413
Neenah Foundary Corp.
9.500%, 01/01/2017 (f)		$1,000,000	425,000
Total Metals & Mining			1,318,663

Multi-line Retail - 1.0%
Brookstone Co, Inc.
12.000%, 10/15/2012		1,000,000	450,000
Oil, Gas & Consumable Fuels - 5.8%
Callon Petroleum Co.
9.750%, 12/08/2010		500,000	195,000
Coalcorp Mining, Inc.
12.000%, 08/31/2011		600,000	402,750
Harvest Operations Corp.
7.875%, 10/15/2011		541,000	522,065
National Coal Corp.
10.500%, 12/15/2010		750,000	446,250
Ship Finance International Ltd.
8.500%, 12/15/2013		750,000	715,312
Transmeridian Exploration, Inc.
12.000%, 12/15/2010 (d) (f)		1,250,000	312,500
Total Oil, Gas & Consumable Fuels			2,593,877

Paper & Forest Products - 1.0%
Abitibi-Consolidated Co. of Canada
15.500%, 07/15/2010 (Acquired 4/1/2008 and 2/12/2009, Cost $406,922) (a) (d)		531,000	98,235
Newpage Corp.
10.000%, 05/01/2012		500,000	330,000
			428,235
Real Estate Investment Trusts (REITs) - 0.9%
iStar Financial, Inc.
8.000%, 03/15/2011 (Acquired 5/8/2009, Cost $477,872) (a)		475,000	409,687
Road & Rail - 0.7%
Quality Distribution LLC/QD Capital Corp.
9.000%, 11/15/2010		500,000	321,250
Semiconductors & Semiconductor Equipment - 2.6%
Freescale Semiconductor, Inc.
10.125%, 12/15/2016		222,000	147,630
MagnaChip Semiconductor SA / MagnaChip Semiconductor Finance Co.
6.875%, 12/15/2011 (d)		2,000,000	1,200
Spansion, Inc.
11.250%, 01/15/2016 (Acquired 8/2/2007, Cost $955,575) (a) (d)		1,000,000	1,010,000
Total Semiconductors & Semiconductor Equipment			1,158,830

Special Purpose Entity - 0.4%
Winterhaven Finance BV
8.750%, 12/11/2028 (d) (f) (h)		640,000	192,000
Specialty Retail - 1.6%
Claires Stores, Inc.
9.625%, 06/01/2015		1,106,877	664,126
Linens 'n Things, Inc.
6.719%, 01/15/2014 (d)		847,045	33,882
Total Specialty Retail			698,008

Telecommunications - 4.5%
Primus Telecommunications Group Inc.
14.250%, 05/20/2013 (a) (f) (i)		2,195,722	2,009,086
Textiles, Apparel & Luxury Goods - 0.1%
GFSI, Inc.
10.500%, 06/01/2011 (Acquired 9/19/2007, Cost $63,383) (a) (c)		62,000	37,200
Industrias Unidas
8.750%, 03/26/2049 (d) (f) (i)		64,000	16,000
Total Textiles, Apparel & Luxury Goods			53,200

Transportation Infrastructure - 4.8%
Dura 2nd Lien Note
13.721%, 06/25/2018 (Acquired 6/25/2008-6/25/2009, Cost $2,328,446) (a) (f) (h)		2,947,368	2,013,052
USF Corp.
8.500%, 04/15/2010		250,000	162,500
Total Transportation Infrastructure			2,175,552

TOTAL CORPORATE BONDS (Cost $42,996,897)			$28,029,651

		Shares
WARRANTS - 0.0%
Restaurants - 0.0%
Buffets Restaurants Holdings, Inc.
Expiration: April 2014, Exercise Price: $1.00 (h)		845	0
TOTAL WARRANTS (Cost $0)			$0

		Principal
		Amount
OTHER SECURITIES - 3.3%
Buffets Inc. Escrow		$1,000,000	0
Freescale Term Loan
12.500%, 12/15/2014		259,979	259,979
T4/Halcyon Loan
15.000%, 05/04/2010 (Acquired 5/4/2007-5/4/2009, Cost $981,376) (a) (f) (h)		981,376	981,376
T4/Halcyon Participation Units
Expiration: May 2010, Exercise Price: $1.00 (Acquired 4/30/2008, Cost $0) (a) (f) (h)		14,340	197,678
SlavInvestBank Loan Participation Notes
9.875%, 12/21/2009		100,000	48,000
TOTAL OTHER SECURITIES (Cost $1,324,274)			$1,487,033

Total Investments (Cost $64,037,654) - 79.9%			$36,013,977

REPURCHASE AGREEMENTS - 19.1%
J.P. Morgan
0.010%, dated 09/30/2009, due 10/01/2009
repurchase price $8,605,939 (e)		$8,605,937	8,605,937
TOTAL REPURCHASE AGREEMENTS (Cost $8,605,937)			$8,605,937

Other Assets in Excess of Liabilities - 1.0%			457,603
TOTAL NET ASSETS - 100.0%			$45,077,517

Footnotes

Percentages are stated as a percent of net assets.

CAD Canadian Dollar
EUR European Monetary Unit

(a) Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2009, the market value of these securities total $5,821,817 which represents 12.9% of total net assets.
(b) Non-income producing.
(c) Variable Rate Security. The rate shown represents the rate at September 30, 2009.
(d) Default or other conditions exist and security is not presently accruing income.
(e) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposit or banker's acceptances.
(f) Illiquid security identified by Investment Advisor. The market value of these securities total $7,356,014 which represents 16.3% of total net assets.
(g) Represents an interest only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. Interest rate disclosed represents the coupon rate of the underlying mortgage at September 30, 2009.
(h) Fair-valued security. The market value of these securities total $6,058,118, which represents 13.4% of total net assets.
(i) Security valued utilizing a single broker source. The market value of these securities total $3,905,530, which represents 8.6% of total net assets.

The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:
Cost of investments	$75,601,181
Gross unrealized appreciation	3,132,204
Gross unrealized depreciation	(34,113,471)
Net unrealized appreciation (depreciation)	$(30,981,267)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009:

Description		Level 1	Level 2	Level 3		Total
Common Stocks		$2,150,285	$—	$292,080	(1)	$2,442,365
Investment Companies		2,036,740	—	—		2,036,740
Collateralized Mortgage Obligations		—	47,562	430,401		477,963
Convertible Preferred Stock		—	—	—		—
Convertible Bonds		—	744,625	795,600		1,540,225
Corporate Bonds		—	22,344,195	5,685,456		28,029,651
Warrants		—	—	—		—
Other Securities		—	307,979	1,179,054		1,487,033
Repurchase Agreements		—	8,605,937	—		8,605,937
Total Investments in Long Securities		$4,187,025	$32,050,298	$8,382,591		$44,619,914

(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industries:
	Containers & Packaging	$285,714
	Machinery	5,888
	Restaurants	$478
		$292,080

Following is a reconciliation of Level 3 assets for which significant unoberservable inputs were used to determine fair value.
		Investments in Securities, at value	Short Sales	Other Financial Instruments*
Balance as of 12/31/08		$11,363,166	$—	$—
Accrued discounts/premiums		111,932	—	—
Realized gain (loss)*		(2,541,305)	—	—
Change in unrealized appreciation		—	—	—
(depreciation)		806,752	—	—
Net purchases (sales)		(1,715,768)	—	—
Transfer in and/or out of Level 3		357,814	—	—
Balance as of 9/30/09		$8,382,591	$—	$—

Change in unrealized appreciation/depreciation during the year for level 3 investments held at September 30, 2009		$(3,909,630)	$—	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap contracts and written options. Futures, forwards and swap contracts are valued at the unrealized appreciation
(depreciation) on the instrument while written options are valued at market value.

Securities in the Portfolios are valued in the following manner:

Portfolio securities that are listed on a U.S. securities exchange are valued at the closing price of the applicable exchange on the day the valuation is made. Securities listed on the NASDAQ Global Market System are valued using the NASDAQ Official Closing Price (‘‘NOCP’’). Open short positions that are traded on the New York Stock Exchange, the American Stock Exchange and on the NASDAQ Global Market System are valued at the last reported sales price on that exchange. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Futures are valued at settlement price. Foreign equities are valued at the official closing price or last bid if no closing price. The value of swap agreements is equal to the Portfolios’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts. Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, the Advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. Whether a furnished price is significantly different from the previous day’s price, the Advisor will review the price to determine if it is appropriate.  Events occurred surrounding some of the Portfolios which require adjustments to be made to the financial statements in order to comply with Generally Accepted Accounting Principles (GAAP).  The financial statements have been updated to reflect these adjustments. Therefore, the net assets reflected in the financial statements may differ from the books and records of the Portfolios as of September 30, 2009.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Underlying Funds Trust

By (Signature and Title)     /s/David Perkins
David Perkins, Chief Executive Officer

Date    November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/David Perkins
David Perkins, Chief Executive Officer

Date    November 24, 2009

By (Signature and Title)*    /s/Lance Baker
Lance Baker, Treasurer and Chief Financial Officer

Date    November 24, 2009

* Print the name and title of each signing officer under his or her signature.